UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2009 through April 30, 2010 is filed herewith.

TCW Funds

Insight that works for you. TM

TCW Fixed Income Funds

TCW Money Market Fund

2010 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2010

To Our Valued Shareholders

We are pleased to present the 2010 semi-annual report for the TCW Funds, Inc. (the “Funds”). The report contains performance summary of our Funds as well as a list of the portfolio holdings as of April 30, 2010.

Investment Environment

Volatility returned to the market in 2010. After a seemingly continuous rise in both equity and credit markets, since the lows of March 2009, investors were once again reminded of the existence of risk. Concerns over ballooning deficits in Greece and other European countries and the consequences of such large deficits, left the markets unsettled. The CBOE Volatility Index (VIX), a measure of market volatility, spiked from the mid teens to well over forty. The uncertainty over the fate of the European Union overshadowed signs of positive economic growth in the US. GDP grew for a third straight quarter, with the economy adding jobs for the fourth straight month. Prior to the escalation of the sovereign debt worries, commodities like equities were up significantly from the year end levels. Gold was the most resilient recovering most of the losses as the metal has the perception of providing protection against inflation and paper currency devaluation. Treasury yields fell sharply in tandem with the decline in equities as investors flocked to the safety of US Government backed debt. The yield on the benchmark 10-year rate fell to 3.4% from a high of almost 4%.

Portfolio Changes

As part of the recent TCW and MetWest definitive agreement, Tad Rivelle, Steven Kane and Laird Landmann were named co portfolio managers of the Asset Allocation Funds. Adam Coppersmith was also promoted to a co portfolio manager of the funds. Other changes to management teams include the announcement of Penelope Foley, David Robbins and Javier Segovia as portfolio managers of the TCW Emerging Market Fixed Income Fund.

In addition, effective December 14, 2009, a new fund was launched. TCW Emerging Market Equities Fund (TGMIX/TGMMX) was added to the Funds line-up with Mark Madden and David Robbins as the portfolio managers.

Fund Performance

The Fund family had $9.0 billion of assets under management as of April 30, 2010. The level of assets declined from a year-end level (December 2009) of $9.7 billion. However, the TCW Emerging Markets Income Fund substantially increased in size more than tripling from $147 million to $451 million. The Fund’s performance rankings are in the top 5th percentile over 1, 3 and 5 years according to Lipper. The Fund also boasts an overall five star rating from Morningstar. Three other funds in the Fund family also continue to carry the top five star overall rating: TCW Total Return Bond Fund, TCW Core Fixed Income Fund and TCW Conservative Allocation Fund.

Another highlight for the Fund family is the TCW Small Cap Growth Fund. The Fund is also ranked in the top 5th percentile over 1, 3 and 5 years according to Lipper. The Fund grew from $378 million to $548 million since December 2009.

Conclusion

During these challenging times in the capital markets, the Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. The Funds provide our

To Our Valued Shareholders (Continued)

shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require further information on the TCW Funds, I invite you to visit our web site at www.tcwfunds.com or call your shareholder services department at 1 (800) FUND TCW (1 (800) 386-3829.)

Sincerely,

Charles W. Baldiswieler

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2010

		Total Return Annualized as of April 30, 2010(3)
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Money Market Fund — I Class	$1.00	0.17%	2.94%	2.71%	4.27%		07/14/88
TCW Core Fixed Income Fund — I Class	$10.62	18.37%	7.12%	7.26%	6.93	% (1)	01/01/90	(2)
TCW Core Fixed Income Fund — N Class	$10.64	18.04%	6.84%	7.00%	6.25%		03/01/99
TCW Emerging Markets Income Fund — I Class	$8.34	40.78%	10.93%	13.20%	11.34	% (1)	09/04/96	(2)
TCW Emerging Markets Income Fund — N Class	$10.67	40.34%	10.54%	N/A	10.66%		03/01/04
TCW High Yield Bond Fund — I Class	$6.31	39.68%	6.93%	6.04%	7.75	% (1)	02/01/89	(2)
TCW High Yield Bond Fund — N Class	$6.34	39.11%	6.64%	5.71%	5.14%		03/01/99
TCW Short Term Bond Fund — I Class	$8.86	12.22%	3.17%	3.40%	4.99	% (1)	02/01/90	(2)
TCW Total Return Bond Fund — I Class	$10.07	19.41%	7.68%	7.99%	7.18%		06/17/93
TCW Total Return Bond Fund — N Class	$10.41	19.03%	7.34%	7.69%	6.89%		03/01/99

(1)	Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds’ registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(2)	Inception date of predecessor limited partnership.
(3)	Past performance is not indicative of future performance.

TCW Money Market Fund

Schedule of Investments (Unaudited)

Principal Amount	Short-Term Investments	Value (1)

	Commercial Paper (18.0% of Net Assets)
$3,000,000	Barclays Bank PLC, 1.55%, due 07/23/10	$3,008,271
1,500,000	Barclays U.S. Funding Corp., 0.45%, due 09/27/10	1,497,206
7,000,000	BP Capital Markets PLC, (144A), 0.2%, due 05/03/10 (2)	6,999,922
7,000,000	Calyon North America, Inc., 0.22%, due 05/03/10	7,000,000
2,500,000	Honeywell International, Inc., (144A), 0.35%, due 09/21/10 (2)	2,496,524
2,000,000	Honeywell International, Inc., (144A), 0.52%, due 12/29/10 (2)	1,993,009
1,000,000	Northwest Natural Gas Co., 0.3%, due 07/26/10	999,283
2,000,000	Northwest Natural Gas Co., 0.35%, due 09/10/10	1,997,434
2,000,000	Northwest Natural Gas Co., 0.35%, due 09/14/10	1,997,356
1,000,000	Toyota Motor Credit Corp., 0.13%, due 05/27/10	999,812

	Total Commercial Paper (Cost $28,988,817)	28,988,817

	Corporate Fixed Income Securities (81.6%)
2,100,000	AT&T, Inc., 5.3%, due 11/15/10	2,154,231
2,000,000	AT&T, Inc., 6.25%, due 03/15/11	2,096,296
996,000	Bank of America Corp., 0.349%, due 08/02/10 (3)	996,239
499,000	Bank of Scotland PLC, (144A), 0.32%, due 06/18/10 (2)(3)	499,020
1,100,000	Bear Stearns Cos. LLC (The), 0.37%, due 05/18/10 (3)	1,100,034
2,000,000	Bear Stearns Cos. LLC (The), 0.568%, due 01/31/11 (3)	2,003,498
1,005,000	Berkshire Hathaway Finance Corp., 4.2%, due 12/15/10	1,027,719
1,085,000	BNP Paribas/BNP Paribas US Medium-Term Note Program LLC, 0.702%, due 06/04/10 (3)	1,085,485
547,000	Caterpillar Financial Services Corp., 0.749%, due 08/06/10 (3)	547,733
1,500,000	Citigroup Funding, Inc., 1.299%, due 05/07/10 (3)	1,500,183
7,406,000	Citigroup, Inc., 0.4%, due 08/13/10 (3)	7,402,297
720,000	Commonwealth Bank of Australia, Series A, 8.5%, due 06/01/10	724,176
5,500,000	ConocoPhillips, 8.75%, due 05/25/10	5,526,370
6,945,000	Countrywide Financial Corp., Series A, 4.5%, due 06/15/10	6,979,516
8,530,000	Credit Suisse (USA), Inc., 0.442%, due 03/02/11 (3)	8,541,213
1,000,000	Credit Suisse (USA), Inc., 0.45%, due 08/15/10 (3)	1,000,563
200,000	Deere & Co., 7.85%, due 05/15/10	200,575
1,000,000	Deutsche Bank AG, 5%, due 10/12/10	1,020,880
3,000,000	Federal National Mortgage Association, 0.41%, due 11/01/10 (Discount Note)	2,993,867
3,866,000	Genentech, Inc., 4.4%, due 07/15/10	3,898,209
924,000	General Electric Capital Corp., 0.309%, due 05/04/10 (3)	924,006
3,253,000	General Electric Capital Corp., 0.31%, due 05/10/10 (3)	3,253,068
500,000	General Electric Capital Corp., 0.654%, due 06/09/10 (3)	500,220
1,000,000	Goldman Sachs Group, Inc. (The), 0.388%, due 06/28/10 (3)	1,000,163
2,500,000	Goldman Sachs Group, Inc. (The), 0.588%, due 06/28/10 (3)	2,501,226
6,000,000	Goldman Sachs Group, Inc. (The), 4.5%, due 06/15/10	6,030,644
2,500,000	IADB, 0.33%, due 09/20/10 (Discount Note)	2,496,746
4,000,000	IADB, 0.45%, due 08/02/10 (Discount Note)	3,995,350
3,000,000	JPMorgan Chase & Co., 0.289%, due 05/07/10	3,000,021
1,250,000	Merrill Lynch & Co., Inc., 4.79%, due 08/04/10	1,263,018
245,000	Metropolitan Life Global Funding I, (144A), 4.625%, due 08/19/10 (2)	248,050
5,000,000	Morgan Stanley, 0.349%, due 05/07/10 (3)	5,000,076

See accompanying notes to financial statements.

TCW Money Market Fund

April 30, 2010

Principal Amount	Short-Term Investments	Value (1)

	Corporate Fixed Income Securities (Continued)
$400,000	Morgan Stanley, 2.35%, due 05/14/10 (3)	$400,302
3,000,000	Morgan Stanley, 4.25%, due 05/15/10	3,004,538
1,001,000	Morgan Stanley, 8%, due 06/15/10	1,010,270
7,950,000	National Australia Bank, Ltd., Series A, 8.6%, due 05/19/10	7,982,247
6,500,000	National Rural Utilities Cooperative Finance Corp., 1.066%, due 07/01/10 (3)	6,506,930
618,000	National Rural Utilities Cooperative Finance Corp., 4.375%, due 10/01/10	627,888
355,000	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	376,219
2,405,000	Svenska Handelsbanken, 0.464%, due 06/10/10 (3)	2,405,470
1,300,000	Toyota Motor Credit Corp., 0.307%, due 06/16/10 (3)	1,300,026
2,050,000	U.S. Bancorp, 0.649%, due 05/06/10 (3)	2,050,120
1,540,000	U.S. Bancorp, 0.652%, due 06/04/10 (3)	1,540,485
4,000,000	UBS AG of Stamford, 0.354%, due 07/08/10 (3)	4,000,082
900,000	UBS AG of Stamford, 1.169%, due 05/05/10 (3)	900,087
3,050,000	UBS AG of Stamford, 1.241%, due 07/01/10 (3)	3,054,921
759,000	Wachovia Bank N.A., 0.312%, due 05/25/10 (3)	759,032
3,500,000	Wachovia Corp., 0.343%, due 07/26/10 (3)	3,500,856
2,315,000	Wachovia Corp., 0.38%, due 07/26/10 (3)	2,315,279
2,600,000	Wachovia Corp., 0.386%, due 07/26/10 (3)	2,600,124
1,000,000	Wal-Mart Stores, Inc., 4.125%, due 07/01/10	1,005,645
200,000	Wal-Mart Stores, Inc., 4.125%, due 02/15/11	205,708
3,000,000	Wal-Mart Stores, Inc., 4.75%, due 08/15/10	3,038,738
1,500,000	Walt Disney Co. (The), 0.374%, due 07/16/10 (3)	1,500,303

	Total Corporate Fixed Income Securities (Cost $131,595,962)	131,595,962

Number of Shares
	Money Market Investments (2.4%)
3,915,000	Fidelity Institutional Money Market Fund, 0.15%	3,915,000

	Total Money Market Investments (Cost $3,915,000)	3,915,000

Principal Amount
	Repurchase Agreements (0.0%)
$1,845	Repurchase Agreement, State Street Bank & Trust Company 0.01%, due 05/03/2010 (collateralized by $5,000, U.S. Treasury Bill, 0.18%, due 07/22/10, valued at $4,998) (Total Amount to be Received Upon Repurchase $1,845)	1,845

	Total Repurchase Agreements (Cost $1,845)	1,845

See accompanying notes to financial statements.

TCW Money Market Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value (1)

	Time Deposits (3.5%)
$5,591,000	BNP Paribas (Grand Cayman), 0.22%, due 05/03/10	$5,591,000

	Total Time Deposits (Cost $5,591,000)	5,591,000

	Total Short-Term Investments (Cost: $170,092,624) (105.5%)	170,092,624

	Total Investments (Cost: $170,092,624) (105.5%)	170,092,624
	Liabilities in Excess of Other Assets (– 5.5%)	(8,817,640)

	Net Assets (100.0%)	$161,274,984

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 2 under “Security Valuation”).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $12,236,525 or 7.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2010.

See accompanying notes to financial statements.

TCW Money Market Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Automotive	1.4%
Banking	24.6
Brokers	10.3
Diversified Financial Services-Specialized Finance	13.5
Entertainment & Leisure	0.9
Financial Services	23.5
Heavy Machinery	0.1
Industrial – Diversified	3.1
Insurance	0.8
Money Market Fund	2.4
Oil & Gas	15.2
Pharmaceuticals	2.4
Repurchase Agreements	0.0 *
Retailers	2.6
Telephone Systems	2.8
U.S. Government Agency Obligations	1.9

Total	105.5%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Principal Amount		Fixed Income Securities	Value

		Corporate Bonds
		Aerospace & Defense (0.1% of Net Assets)
	$200,000	Northrop Grumman Corp., 7.75%, due 02/15/31	$254,437
	40,000	Wyle Services Corp., (144A), 10.5%, due 04/01/18 (1)	41,800

		Total Aerospace & Defense	296,237

		Airlines (0.1%)
	77,767	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 04/02/21 (EETC)	78,545
	55,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14 (1)	58,712

		Total Airlines	137,257

		Apparel Retailers (0.0%)
	90,000	Limited Brands, Inc., 7%, due 05/01/20	91,800

		Automotive (0.5%)
	160,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	156,400
	125,000	Cooper-Standard Automotive, Inc., (144A), 8.5%, due 05/01/18 (1)	128,125
	350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	390,227
	105,000	Goodyear Tire & Rubber Co. (The), 8.75%, due 08/15/20	110,250
	25,000	Lear Corp., 7.875%, due 03/15/18	25,594
	25,000	Lear Corp., 8.125%, due 03/15/20	25,563
	195,000	Navistar International Corp., 8.25%, due 11/01/21	205,725
	105,000	Tenneco, Inc., 8.125%, due 11/15/15	107,756
	125,000	TRW Automotive, Inc., (144A), 7.25%, due 03/15/17 (1)	125,937

		Total Automotive	1,275,577

		Banking (3.6%)
	350,000	American Express Co., 7.25%, due 05/20/14	401,363
	1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,112,606
	475,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	515,794
	250,000	Barclays Bank PLC, 5%, due 09/22/16	259,728
	300,000	Citigroup, Inc., 6%, due 08/15/17	312,500
	275,000	Citigroup, Inc., 6.125%, due 05/15/18	286,737
	250,000	Citigroup, Inc., 8.5%, due 05/22/19	296,002
	290,000	City National Capital Trust I, 9.625%, due 02/01/40	325,717
	160,000	Credit Acceptance Corp., (144A), 9.125%, due 02/01/17 (1)	165,800
	475,000	Credit Suisse New York, 5.5%, due 05/01/14	520,493
	500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	513,989
	475,000	First Chicago NBD Institutional Capital I, 0.799%, due 02/01/27 (2)	347,799
	25,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	26,437
	500,000	General Electric Capital Corp., 4.8%, due 05/01/13	535,944
	125,000	GMAC, Inc., (144A), 8.3%, due 02/12/15 (1)	130,937
KRW	100,000,000	International Bank for Reconstruction & Development (The) (Korea), 2.3%, due 02/26/13	89,620
	$125,000	John Deere Capital Corp., 4.9%, due 09/09/13	136,678

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Banking (Continued)
$475,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	$512,885
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	132,573
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	272,166
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	172,824
150,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	185,597
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	170,901
80,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17 (1)	82,800
325,000	Royal Bank of Scotland PLC (The) (Great Britain), 4.875%, due 03/16/15	332,142
125,000	US Bancorp, 4.2%, due 05/15/14	131,437
375,000	US Bank N.A., 6.3%, due 02/04/14	422,247
250,000	Wachovia Corp., 5.5%, due 05/01/13	272,003
75,000	Wells Fargo & Co., 6.45%, due 02/01/11	78,113

	Total Banking	8,743,832

	Beverages, Food & Tobacco (0.8%)
425,000	Altria Group, Inc., 8.5%, due 11/10/13	501,016
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	247,230
135,000	Dean Foods Co., 7%, due 06/01/16	131,287
250,000	General Mills, Inc., 6%, due 02/15/12	270,368
200,000	Kellogg Co., 7.45%, due 04/01/31	250,133
275,000	Kraft Foods, Inc., 5.375%, due 02/10/20	284,783
250,000	Safeway, Inc., 5.8%, due 08/15/12	273,237
60,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14 (1)	67,275

	Total Beverages, Food & Tobacco	2,025,329

	Building Materials (0.0%)
105,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	111,825

	Chemicals (0.3%)
50,000	Ashland, Inc., (144A), 9.125%, due 06/01/17 (1)	56,750
165,000	Berry Plastics Corp., 8.25%, due 11/15/15	168,300
150,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16 (1)	136,500
310,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	278,031

	Total Chemicals	639,581

	Coal (0.0%)
65,000	Drummond Co., Inc. (Colombia), (144A), 9%, due 10/15/14 (1)	67,925
30,000	Patriot Coal Corp., 8.25%, due 04/30/18	30,075

	Total Coal	98,000

	Commercial Services (0.7%)
100,000	Aramark Services, Inc., 8.5%, due 02/01/15	102,625
220,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	226,600

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Commercial Services (Continued)
$125,000	Avis Budget Car Rental LLC/Avis Buget Finance, Inc., 7.75%, due 05/15/16	$127,031
105,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	105,525
30,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14 (1)	32,175
10,000	Inergy LP/Inergy Finance Corp., 8.25%, due 03/01/16	10,375
55,000	International Lease Finance Corp., 5.65%, due 06/01/14	50,188
150,000	International Lease Finance Corp., (144A), 8.625%, due 09/15/15 (1)	148,500
115,000	Iron Mountain, Inc., 8%, due 06/15/13	119,312
165,000	McJunkin Red Man Corp., (144A), 9.5%, due 12/15/16 (1)	172,012
110,000	RBS Global, Inc./Rexnord LLC, (144A), 8.5%, due 05/01/18 (1)	109,863
195,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	194,025
50,000	Waste Management, Inc., 7%, due 07/15/28	56,506
225,000	Waste Management, Inc., 7.75%, due 05/15/32	270,919

	Total Commercial Services	1,725,656

	Communications (0.2%)
50,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14 (1)	54,000
130,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15 (1)	135,363
65,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	66,950
190,000	Intelsat (Luxembourg) S.A., 11.5%, due 02/04/17	202,350

	Total Communications	458,663

	Computer Integrated Systems Design (0.1%)
75,000	Unisys Corp., 12.5%, due 01/15/16	83,813
86,000	Unisys Corp., (144A), 14.25%, due 09/15/15 (1)	103,630

	Total Computer Integrated Systems Design	187,443

	Computers & Information (0.0%)
80,000	Aeroflex, Inc., 11.75%, due 02/15/15	87,400

	Containers & Packaging (0.0%)
85,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	88,613

	Cosmetic & Personal Care (0.1%)
250,000	Procter & Gamble Co., 5.55%, due 03/05/37	261,476

	Data Processing & Preparation (0.1%)
255,000	First Data Corp., 9.875%, due 09/24/15	233,325

	Electric Utilities (0.8%)
100,000	AES Corp., 8%, due 10/15/17	103,250
250,000	Alabama Power Co., 6%, due 03/01/39	271,417
150,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	132,562
125,000	Edison Mission Energy, 7%, due 05/15/17	91,563
275,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	285,784
70,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16 (1)	74,200

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Electric Utilities (Continued)
$25,000	NRG Energy, Inc., 7.375%, due 02/01/16	$24,813
250,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	310,062
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,075
145,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	153,886
105,000	RRI Energy, Inc., 7.625%, due 06/15/14	104,737
250,000	Southern Power Co., 4.875%, due 07/15/15	270,034
125,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15 (2)	93,125

	Total Electric Utilities	1,916,508

	Electrical Equipment (0.2%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	26,500
400,000	Xerox Corp., 5.5%, due 05/15/12	427,060

	Total Electrical Equipment	453,560

	Electronics (0.2%)
195,000	Cisco Systems, Inc., 5.5%, due 02/22/16	219,562
105,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	103,425
50,000	Freescale Semiconductor, Inc., (144A), 9.25%, due 04/15/18 (1)	52,000
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	39,400
105,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	105,788
60,000	Viasystems, Inc., (144A), 12%, due 01/15/15 (1)	65,850

	Total Electronics	586,025

	Entertainment & Leisure (0.2%)
90,000	Eastman Kodak Co., 7.25%, due 11/15/13	89,213
75,000	Eastman Kodak Co., (144A), 9.75%, due 03/01/18 (1)	78,000
30,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	28,200
85,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	21,675
105,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	91,087
90,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	88,650
155,000	WMG Holdings Corp., 9.5%, due 12/15/14 (2)	157,325

	Total Entertainment & Leisure	554,150

	Financial Services (1.7%)
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	462,474
150,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17 (1)	153,000
250,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	259,626
430,000	Goldman Sachs Group, Inc. (The), 6.875%, due 01/15/11	446,564
250,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	276,510
165,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	143,962
55,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	56,650
35,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 7.75%, due 01/15/16 (1)	33,950

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Financial Services (Continued)
$75,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 8%, due 01/15/18 (1)	$72,750
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	547,421
100,000	LBI Escrow Corp., (144A), 8%, due 11/01/17 (1)	103,750
575,000	Morgan Stanley, 4.1%, due 01/26/15	570,879
225,000	Morgan Stanley, 6.625%, due 04/01/18	239,394
275,000	Morgan Stanley, 7.3%, due 05/13/19	303,841
20,000	Nationstar Mortgage/Nationstar Capital Corp., (144A), 10.875%, due 04/01/15 (1)	19,300
20,000	New Communications Holdings, Inc., (144A), 7.875%, due 04/15/15 (1)	20,625
30,000	New Communications Holdings, Inc., (144A), 8.25%, due 04/15/17 (1)	31,013
242,000	Nuveen Investments, Inc., 10.5%, due 11/15/15	242,605
125,000	Reynolds Group Escrow, (144A), 7.75%, due 10/15/16 (1)	129,063

	Total Financial Services	4,113,377

	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13	135,939
75,000	Kroger Co., 6.2%, due 06/15/12	81,599
50,000	Kroger Co., 7.5%, due 01/15/14	58,059

	Total Food Retailers	275,597

	Forest Products & Paper (0.2%)
125,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	85,000
65,000	Graphic Packaging International, Inc., 9.5%, due 06/15/17	70,037
120,000	Neenah Paper, Inc., 7.375%, due 11/15/14	120,000
160,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (1)	164,000
165,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	167,475

	Total Forest Products & Paper	606,512

	Healthcare Providers (0.3%)
50,000	BioScrip, Inc., (144A), 10.25%, due 10/01/15 (1)	50,625
50,000	HCA, Inc., 9.25%, due 11/15/16	53,750
165,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	168,300
60,000	Psychiatric Solutions, Inc., (144A), 7.75%, due 07/15/15 (1)	61,050
100,000	Radiation Therapy Services, Inc., (144A), 9.875%, due 04/15/17 (1)	103,500
120,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19 (1)	131,400
105,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	108,413
125,000	US Oncology, Inc., 9.125%, due 08/15/17	130,937

	Total Healthcare Providers	807,975

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Home Construction, Furnishings & Appliances (0.3%)
$25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	$23,313
175,000	K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	190,750
195,000	KB Home, 7.25%, due 06/15/18	191,587
105,000	Norcraft Cos. LP/Norcraft Finance Corp., (144A), 10.5%, due 12/15/15 (1)	112,875
120,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	108,900

	Total Home Construction, Furnishings & Appliances	627,425

	Household Products (0.2%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	376,642

	Industrial – Diversified (0.1%)
130,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	124,800

	Insurance (0.3%)
10,000	Leucadia National Corp., 7%, due 08/15/13	10,500
300,000	MetLife, Inc., 5.7%, due 06/15/35	294,898
250,000	WellPoint, Inc., 5.25%, due 01/15/16	268,452
175,000	WellPoint, Inc., 5.875%, due 06/15/17	189,375

	Total Insurance	763,225

	Lodging (0.3%)
306,000	Harrah’s Operating Co., Inc., 10%, due 12/15/18	264,690
200,000	Mandalay Resort Group, 6.375%, due 12/15/11	194,000
65,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14 (1)	71,175
75,000	Sheraton Holding Corp., 7.375%, due 11/15/15	79,875
100,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., (144A), 7.875%, due 11/01/17 (1)	102,000

	Total Lodging	711,740

	Media – Broadcasting & Publishing (1.1%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	49,875
160,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17 (1)	170,000
20,000	CCO Holdings LLC/CCO Holdings Capital Corp., (144A), 7.875%, due 04/30/18 (1)	20,400
20,000	CCO Holdings LLC/CCO Holdings Capital Corp., (144A), 8.125%, due 04/30/20 (1)	20,500
2,000	CMP Susquehanna Corp., 1%, due 05/15/14	1,053
250,000	Comcast Corp., 5.3%, due 01/15/14	272,339
275,000	Comcast Corp., 6.4%, due 03/01/40	285,110
25,000	CSC Holdings, Inc., (144A), 8.625%, due 02/15/19 (1)	27,313
85,000	DISH DBS Corp., 7.875%, due 09/01/19	89,250
155,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	159,650
175,000	News America, Inc., 6.15%, due 03/01/37	176,609

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Media – Broadcasting & Publishing (Continued)
$150,000	News America, Inc., 6.4%, due 12/15/35	$156,194
115,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., (144A), 8.875%, due 04/15/17 (1)	117,300
150,000	Salem Communications Corp., 9.625%, due 12/15/16	160,500
150,000	Time Warner Cable, Inc., 6.2%, due 07/01/13	166,975
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	86,930
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	277,367
33,232	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	30,075
145,000	Univision Communications, Inc., (144A), 12%, due 07/01/14 (1)	160,225
225,000	Viacom, Inc., 6.25%, due 04/30/16	252,502

	Total Media – Broadcasting & Publishing	2,680,167

	Medical Supplies (0.3%)
150,000	Bausch & Lomb, Inc., 9.875%, due 11/01/15	158,250
100,000	Biomet, Inc., 10.375%, due 10/15/17	110,250
250,000	Covidien International Finance SA, 6%, due 10/15/17	277,144
50,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	54,750
75,000	Inverness Medical Innovations, Inc., 9%, due 05/15/16	76,500

	Total Medical Supplies	676,894

	Metals (0.8%)
90,000	AK Steel Corp., 7.625%, due 05/15/20	92,363
280,000	ArcelorMittal, 9%, due 02/15/15	336,826
15,000	Belden, Inc., 7%, due 03/15/17	14,850
25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	24,500
275,000	Rio Tinto Finance USA, Ltd., 5.875%, due 07/15/13	303,515
225,000	Ryerson Holding Corp., (144A), 0% , due 02/01/15 (1)(3)	108,000
90,000	Ryerson, Inc., 12%, due 11/01/15	96,750
90,000	Severstal Columbus LLC, (144A), 10.25%, due 02/15/18 (1)	95,175
300,000	Southern Copper Corp., 6.75%, due 04/16/40	302,745
300,000	Southern Copper Corp., 7.5%, due 07/27/35	325,158
150,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	153,375
80,000	US Steel Corp., 7%, due 02/01/18	80,800

	Total Metals	1,934,057

	Municipal Obligations (0.7%)
300,000	Bay Area Toll Authority, California Toll Bridge Revenue, 6.263%, due 04/01/49	310,371
325,000	California State Build America Bonds, 6.65%, due 03/01/22	344,289
250,000	Illinois State Build America Bonds, 4.421%, due 01/01/15	253,850
500,000	New York City Municipal Water Finance Authority, Water & Sewer Revenue, 6.011%, due 06/15/42	522,255
150,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (1)	168,000

	Total Municipal Obligations	1,598,765

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Oil & Gas (2.0%)
$250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	$277,307
65,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	57,688
180,000	Basic Energy Services, Inc., 11.625%, due 08/01/14	200,250
225,000	ConocoPhillips, 6.5%, due 02/01/39	259,107
50,000	Crosstex Energy LP/Crosstex Energy, Inc., (144A), 8.875%, due 02/15/18 (1)	51,750
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	15,488
15,000	Denbury Resources, Inc., 8.25%, due 02/15/20	16,088
75,000	Forest Oil Corp., 7.25%, due 06/15/19	76,125
100,000	Hilcorp Energy I LP/Hilcorp Finance Co., (144A), 8%, due 02/15/20 (1)	98,500
325,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	357,982
84,000	Marathon Oil Corp., 7.5%, due 02/15/19	99,679
150,000	Mariner Energy, Inc., 11.75%, due 06/30/16	191,625
170,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	164,050
325,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	364,183
40,000	Parker Drilling Co., (144A), 9.125%, due 04/01/18 (1)	41,200
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	350,250
15,000	PetroHawk Energy Corp., 7.875%, due 06/01/15	15,488
120,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	133,200
50,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	50,500
45,000	Plains Exploration & Production Co., 7.625%, due 04/01/20	44,775
180,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	173,700
90,000	Rosetta Resources, Inc., (144A), 9.5%, due 04/15/18 (1)	92,925
255,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	250,537
450,000	Valero Energy Corp., 9.375%, due 03/15/19	551,033
278,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	332,782
100,000	XTO Energy, Inc., 5.5%, due 06/15/18	109,856
400,000	XTO Energy, Inc., 5.65%, due 04/01/16	450,328
150,000	XTO Energy, Inc., 6.25%, due 08/01/17	172,945

	Total Oil & Gas	4,999,341

	Pharmaceuticals (0.5%)
250,000	Abbott Laboratories, 5.6%, due 11/30/17	280,912
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	272,356
50,000	McKesson Corp., 6.5%, due 02/15/14	56,129
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	218,728
250,000	Novartis Securities Investment, Ltd., 5.125%, due 02/10/19	268,103
30,000	Omnicare, Inc., 6.875%, due 12/15/15	30,000

	Total Pharmaceuticals	1,126,228

	Radio Telephone Communications (0.2%)
300,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	396,034

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Real Estate (1.0%)
$350,000	Boston Properties, LP (REIT), 5.875%, due 10/15/19	$368,487
140,000	Felcor Lodging, LP (REIT), 10%, due 10/01/14	146,300
650,000	HCP, Inc. (REIT), 6.3%, due 09/15/16	678,217
300,000	Health Care REIT, Inc. (REIT), 6.125%, due 04/15/20	306,111
325,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	340,785
275,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	289,684
200,000	UDR, Inc. (REIT), 5.13%, due 01/15/14	206,348
150,000	UDR, Inc. (REIT), 5.25%, due 01/15/15	153,873

	Total Real Estate	2,489,805

	Restaurants (0.0%)
90,000	Real Mex Restaurants, Inc., 14%, due 01/01/13	89,100

	Retailers (0.4%)
150,000	CVS Caremark Corp., 6.6%, due 03/15/19	170,907
5,000	Harry & David Holdings, Inc., 5.252%, due 03/01/12 (2)	3,600
110,000	Harry & David Holdings, Inc., 9%, due 03/01/13	81,675
20,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	20,625
110,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	116,325
150,000	QVC, Inc., (144A), 7.5%, due 10/01/19 (1)	153,375
55,000	Rite Aid Corp., 7.5%, due 03/01/17	51,975
30,000	Rite Aid Corp., 9.75%, due 06/12/16	33,000
95,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17 (1)	107,944
75,000	Toys R Us Property Co. II LLC, (144A), 8.5%, due 12/01/17 (1)	79,406
90,000	Yankee Acquisition Corp., 8.5%, due 02/15/15	93,150

	Total Retailers	911,982

	Telephone Communications, exc. Radio (0.5%)
245,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	242,550
135,000	Cincinnati Bell, Inc., 8.75%, due 03/15/18	136,688
65,000	Frontier Communications Corp., 8.25%, due 05/01/14	68,575
100,000	PAETEC Holding Corp., 8.875%, due 06/30/17	103,250
100,000	Qwest Corp., 6.875%, due 09/15/33	96,375
160,000	Sprint Capital Corp., 8.75%, due 03/15/32	160,400
120,000	Sprint Capital Corp., 6.9%, due 05/01/19	113,400
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	130,349
150,000	Verizon Communications, Inc., 6.9%, due 04/15/38	169,752

	Total Telephone Communications, exc. Radio	1,221,339

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Telephone Systems (0.7%)
$250,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	$318,299
200,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	198,000
375,000	Qwest Corp., 7.875%, due 09/01/11	398,437
575,000	Telecom Italia Capital S.A. (Italy), 7.175%, due 06/18/19	625,624
175,000	Windstream Corp., 8.625%, due 08/01/16	180,250

	Total Telephone Systems	1,720,610

	Textiles, Clothing & Fabrics (0.1%)
55,000	Hanesbrands, Inc., 8%, due 12/15/16	57,475
50,000	Levi Strauss & Co., (144A), 7.625%, due 05/15/20 (1)	50,438
35,000	Phillips-Van Heusen Corp., 7.375%, due 05/15/20	35,875

	Total Textiles, Clothing & Fabrics	143,788

	Transportation (0.3%)
150,000	Marquette Transportation Co./Marquette Transportation Finance, Inc., (144A), 10.875%, due 01/15/17 (1)	153,937
180,000	NCL Corp., Ltd., (144A), 11.75%, due 11/15/16 (1)	198,000
240,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	288,600

	Total Transportation	640,537

	Total Corporate Bonds (Cost: $44,573,305) (20.1%)	49,008,197

	Asset Backed Securities (0.3% of Net Assets)
1,470,000	Option One Mortgage Loan Trust (07-1-2A3), 0.403%, due 01/25/37 (2)	625,482

	Collateralized Mortgage Obligations (42.2%)
1,859,021	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37 (2)	1,108,328
2,380,600	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.493%, due 12/25/36 (1)(2)	1,745,506
2,096,695	BCAP LLC Trust (07-AA2-2A5), 6%, due 04/25/37	1,280,274
520,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.297%, due 10/12/42 (2)	548,046
2,685,000	Bear Stearns Commercial Mortgage Securities (07-T26-AAB), 5.429%, due 01/12/45	2,831,708
1,090,406	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	793,440
4,350,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,920,467
830,000	Commercial Mortgage Loan Trust (08-LS1-A4B), 6.019%, due 12/10/49 (2)	839,632
1,653,056	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,183,967
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,312,016
2,705,201	Countrywide Alternative Loan Trust (07-9T1-2A1), 6%, due 05/25/37	1,583,324
1,394,323	Countrywide Home Loans Mortgage Pass Through Trust (05-18-A7), 18.803%, due 10/25/35 (I/F) (2)	1,498,355
128,459	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	129,220

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$3,681,135	Countrywide Home Loans Mortgage Pass Through Trust (07-HYB2-3A1), 5.241%, due 02/25/47 (2)	$2,306,231
1,928,721	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.763%, due 07/25/37 (2)	1,245,829
757,807	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	753,061
219,920	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	224,903
1,820,359	Credit Suisse Mortgage Capital Certificates (06-7-7A1), 0.963%, due 08/25/36 (2)	846,738
708,700	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	699,982
2,500,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	1,897,926
1,314,293	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,429,890
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,047,992
2,930,687	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	3,062,940
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,824,052
255,541	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	258,156
154,982	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	159,691
868,381	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	889,245
2,100,000	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	2,211,914
1,415,848	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,307,167
1,867,396	Federal Home Loan Mortgage Corp. (3315-S), 6.156%, due 05/15/37 (I/O) (I/F) (2)	213,331
1,162,886	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,225,049
5,000,000	Federal Home Loan Mortgage Corp. (3406-B), 6%, due 01/15/38	5,385,590
8,067,095	Federal Home Loan Mortgage Corp. (3578-DI), 6.396%, due 04/15/36 (I/O) (I/F) (2)	1,189,818
889,476	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F) (2)	1,254,895
193,479	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	197,296
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,126,562
835,254	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	870,138
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,577,579
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,930,279
1,465,044	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,402,864
3,707,418	Federal National Mortgage Association (08-12-SE), 6.138%, due 01/25/33 (I/O) (I/F) (2)	259,006
2,984,141	Federal National Mortgage Association (08-30-SA), 6.588%, due 04/25/38 (I/O) (I/F) (2)	296,386
3,198,385	Federal National Mortgage Association (08-62-SN), 5.938%, due 07/25/38 (I/O) (I/F) (2)	237,461
2,786,660	Federal National Mortgage Association (09-24-SA), 5.358%, due 04/25/39 (I/O) (I/F) (2)	219,076

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$ 2,484,977	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39	$2,695,287
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	3,765,368
1,417,243	Federal National Mortgage Association (09-68-SA), 6.488%, due 09/25/39 (I/O) (I/F) (2)	142,056
1,288,706	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,308,686
3,823,240	Government National Mortgage Association (08-27-SI), 6.214%, due 03/20/38 (I/O) (I/F) (2)	344,248
4,414,987	Government National Mortgage Association (08-81-S), 5.944%, due 09/20/38 (I/O) (I/F) (2)	415,443
2,591,392	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.441%, due 03/25/36 (2)	1,620,020
830,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.085%, due 07/10/38 (2)	863,093
1,835,000	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	1,841,646
2,087,862	GSAA Home Equity Trust (07-9-A1A), 6%, due 10/25/37	1,465,562
1,000,000	GSAA Home Equity Trust (06-15-AF3A), 5.883%, due 09/25/36 (2)	655,023
2,076,034	GSR Mortgage Loan Trust (06-9F-4A1), 6.5%, due 10/25/36	1,787,660
2,067,396	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 5.923%, due 06/25/37 (2)	1,038,676
2,267,620	Indymac Index Mortgage Loan Trust (07-AR7-2A1), 5.315%, due 06/25/37 (2)	1,262,989
2,900,519	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	1,900,658
830,000	JP Morgan Chase Commercial Mortgage Securities Corp. (07-LDPX-A3), 5.42%, due 01/15/49	800,140
3,702,310	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	2,092,700
1,572,770	JP Morgan Mortgage Trust (06-S2-2A1), 5%, due 07/25/36	1,413,873
2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,119,010
800,665	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 08/25/37	582,222
1,364,053	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,318,931
3,000,000	MASTR Alternative Loans Trust (06-3-1A3), 6.25%, due 07/25/36	2,151,627
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49	1,120,460
1,199,638	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.663%, due 04/25/34 (2)	1,205,792
1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46 (2)	583,902
3,260,998	New Century Alternative Mortgage Loan Trust (06-ALT1-AF6), 6.167%, due 07/25/36 (2)	2,163,946
2,163,722	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35 (1)	1,998,208
970,250	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	553,735
803,314	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	561,628
2,034,544	Wells Fargo Mortgage Backed Securities Trust (06-11-A8), 6%, due 09/25/36	1,742,732

	Total Collateralized Mortgage Obligations (Cost: $97,193,753)	102,840,651

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Foreign Government Bonds & Notes (1.3%)
AUD	106,000	Australia Government Bond, 5.25%, due 03/15/19	$95,200
EUR	231,000	Bundesrepublik Deutschland (Germany), 3.25%, due 01/04/20	314,885
CAD	99,000	Canadian Government Bond, 3.75%, due 06/01/19	98,791
EUR	81,000	Finland Government Bond, 4.375%, due 07/04/19	118,724
EUR	191,500	France Government Bond OAT, 3.75%, due 10/25/19	265,967
	$300,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	316,782
MYR	388,000	Malaysia Government Bond, 3.21%, due 05/31/13	122,076
MXN	1,420,000	Mexican Bonos de Desarrollo del Gobierno Federal, 8.5%, due 12/13/18	124,455
EUR	84,000	Netherlands Government Bond, 4%, due 07/15/19	119,955
NOK	395,000	Norway Government Bond, 4.5%, due 05/22/19	71,551
PLN	286,000	Poland Government Bond, 5.5%, due 10/25/19	95,898
	$200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	217,497
	625,000	Republic of Poland, 6.25%, due 07/03/12	682,500
SGD	104,000	Singapore Government Bond, 2.5%, due 06/01/19	74,801
	$250,000	State of Israel, 4.625%, due 06/15/13	268,971
SEK	745,000	Sweden Government Bond, 5%, due 12/01/20	121,492
GBP	45,800	United Kingdom Gilt, 4.5%, due 03/07/19	73,925

		Total Foreign Government Bonds & Notes (Cost: $3,126,439)	3,183,470

		U.S. Government Agency Obligations (6.3%)
	$735,000	Federal Home Loan Mortgage Corp., 1.875%, due 03/08/13	736,211
	735,000	Federal Home Loan Mortgage Corp., 2.125%, due 08/26/13	735,731
	516,945	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.201%, due 01/01/37 (2)	547,146
	207,709	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	221,882
	89,545	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	95,656
	176,696	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	188,692
	1,035,000	Federal National Mortgage Association, 0.85%, due 04/08/13 (2)	1,036,536
	980,000	Federal National Mortgage Association, 1%, due 03/29/13 (2)	983,276
	5,200,000	Federal National Mortgage Association, 2.75%, due 03/13/14	5,318,981
	192,011	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	204,072
	140,775	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	152,200

	806,586	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	841,739
	529,361	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	548,917
	318,151	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	335,751
	1,470,000	Government National Mortgage Association, Pool #5745, 4.5%, due 03/01/38	1,492,509

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$455,303	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	$466,998
1,252,731	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,313,746

	Total U.S. Government Agency Obligations (Cost: $14,836,004)	15,220,043

	U.S. Treasury Bonds (4.9%)
235,000	U.S. Treasury Bond, 4.25%, due 05/15/39	224,388
5,405,000	U.S. Treasury Bond, 4.5%, due 02/15/36	5,433,714
1,900,000	U.S. Treasury Bond, 5.25%, due 11/15/28	2,119,391
3,100,000	U.S. Treasury Bond, 8.125%, due 08/15/19	4,218,906

	Total U.S. Treasury Bonds (Cost: $12,141,067)	11,996,399

	U.S. Treasury Notes (18.1%)
19,730,000	U.S. Treasury Note, 1.375%, due 03/15/13	19,689,923
5,060,000	U.S. Treasury Note, 1.875%, due 02/28/14	5,049,722
11,525,000	U.S. Treasury Note, 2.375%, due 02/28/15	11,534,004
6,490,000	U.S. Treasury Note, 3.375%, due 11/15/19	6,355,130
1,350,000	U.S. Treasury Note, 4.75%, due 08/15/17	1,492,805

	Total U.S. Treasury Notes (Cost: $43,942,921)	44,121,584

	Total Fixed Income Securities (Cost: $216,380,817) (93.2%)	226,995,826

Number of Shares	Equity Securities
466	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock (Media – Broadcasting & Publishing) (1)	5
533	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Banking) (1)(3)	5
13	GMAC, Inc., (144A), Preferred Stock (Banking) (1)	11,050
964	Unisys Corp., Common Stock (Computer Intergrated System Design) (3)	27,011

	Total Equity Securities (Cost: $ 17,659) (0%)	38,071

	Money Market Investments
6,000,000	Fidelity Institutional Money Market Fund, 0.15%	6,000,000

	Total Money Market Investments (Cost: $6,000,000) (2.5%)	6,000,000

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

$3,216,512	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $3,285,000, U.S. Treasury Bill, 0.21%, due 09/02/10, valued at $3,282,701) (Total Amount to be Received Upon Repurchase $3,216,514)	$3,216,512

	Total Short-Term Investments (Cost: $3,216,512) (1.3%)	3,216,512

	Total Investments (Cost: $225,614,988) (97.0%)	236,250,409
	Excess of Other Assets over Liabilities (3.0%)	7,320,209

	Net Assets (100.0%)	$243,570,618

Notes to the Schedule of Investments:

AUD - AustralianDollar.
CAD -  CanadianDollar.
EUR - EuroCurrency.
GBP -  BritishPound.
KRW - SouthKorean Won.
MXN - MexicanPeso.
MYR -  MalaysianRinggit.
NOK - NorwegianKrone.
PLN -  PolishZloty.
SEK - SwedishKrona.
SGD -  SingaporeDollar.
EETC - EnhancedEquipment Trust Certificate.
I/F - InverseFloating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - InterestOnly Security.
PAC - PlannedAmortization Class.
REIT - RealEstate Investment Trust.
TAC - TargetAmortization Class.
(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $10,153,922 or 4.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)  Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2010.
(3) Non-income producing security.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	0.1%
Airlines	0.1
Apparel Retailers	0.0
Automotive	0.5
Banking	3.9
Beverages, Food & Tobacco	0.8
Building Materials	0.0
Chemicals	0.3
Coal	0.0
Commercial Services	0.7
Communications	0.2
Computer Integrated Systems Design	0.1
Computers & Information	0.0
Containers & Packaging	0.0
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.1
Electric Utilities	0.8
Electrical Equipment	0.2
Electronics	0.2
Entertainment & Leisure	0.2
Financial Services	1.7
Food Retailers	0.1
Forest Products & Paper	0.2
Healthcare Providers	0.3
Home Construction, Furnishings & Appliances	0.3
Household Products	0.2
Industrial – Diversified	0.1
Insurance	0.3
Lodging	0.3
Media – Broadcasting & Publishing	1.1
Medical Supplies	0.3
Metals	0.8
Municipal Obligations	0.7
Oil & Gas	2.0
Pharmaceuticals	0.5
Private Mortgage-Backed Securities	24.0
Radio Telephone Communications	0.2
Real Estate	1.0
Restaurants	0.0
Retailers	0.4
Sovereign Government	1.3
Telephone Communications, exc. Radio	0.5
Telephone Systems	0.7
Textiles, Clothing & Fabrics	0.1
Transportation	0.3
U.S. Government Agency Obligations	24.5
U.S. Government Obligations	23.0
Short-Term Investments	3.8

Total	97.0%

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

Principal Amount		Fixed Income Securities	Value

		Argentina (5.9% of Net Assets)
	$81,000,000	Argentina Government Bond, 3.17%, due 12/15/35	$6,277,500
	5,075,608	Argentina Government Bond, 8.28%, due 12/31/33	3,786,404
	3,500,000	City of Buenos Aires, (144A), 12.5%, due 04/06/15 (1)	3,692,500
	9,000,000	Pan American Energy LLC, (144A), 7.875%, due 05/07/21	8,838,360
	3,900,000	YPF S.A., 10%, due 11/02/28	4,202,250

		Total Argentina (Cost: $26,279,374)	26,797,014

		Bahrain (Cost: $4,402,928) (1.0%)
	4,500,000	Bahrain Government Bond, (144A), 5.5%, due 03/31/20 (1)	4,500,000

		Brazil (16.5%)
	8,500,000	Banco ABC Brasil S.A., (144A), 7.875%, due 04/08/20 (1)	8,053,750
	4,250,000	Banco do Brasil S.A., (144A), 8.5%, due 10/29/49 (1)	4,750,497
	9,650,000	Banco Industrial e Comercial S.A., (144A), 8.5%, due 04/27/20 (1)	9,360,500
	5,000,000	Banco Pine S.A., (144A), 8.75%, due 01/06/17 (1)	4,950,000
BRL	306,000	Brazil Notas do Tesouro Nacional Series B, 6%, due 05/15/11	3,459,237
BRL	1,500,000	Brazil Notas do Tesouro Nacional Series F, 10%, due 01/01/21	7,720,541
BRL	14,385,000	European Bank for Reconstruction and Development (The), 9.25%, due 09/10/12	8,120,894
	$5,000,000	Fibria Overseas Finance, Ltd., (144A), 7.5%, due 05/04/20 (1)	5,060,000
	6,500,000	Itau Unibanco Holding S.A., (144A), 6.2%, due 04/15/20 (1)	6,539,123
	7,000,000	Marfrig Overseas, Ltd., (144A), 9.5%, due 05/04/20 (1)	6,863,500
	9,500,000	TAM Capital 2, Inc. (Reg. S), 9.5%, due 01/29/20	9,519,000

		Total Brazil (Cost: $73,500,266)	74,397,042

		China (3.3%)
	8,000,000	Country Garden Holdings Co., (144A), 11.25%, due 04/22/17 (1)	8,027,610
	7,000,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15	7,070,000

		Total China (Cost: $15,142,456)	15,097,610

		Colombia (Cost: $8,714,430) (2.0%)
	9,000,000	Drummond Co., Inc., 7.375%, due 02/15/16	8,932,500

		Dominican Republic (Cost: $1,657,037) (0.5%)
	3,111,900	Cap Cana S.A., (Reg. S), 10%, due 04/30/16	2,022,735

		Egypt (Cost: $4,559,372) (1.0%)
	4,500,000	Arab Republic of Egypt, (144A), 6.875%, due 04/30/40 (1)	4,555,274

		Ghana (Cost: $3,982,168) (0.9%)
	5,000,000	Standard Chartered Bank, Credit Linked Note to Republic of Ghana, 19%, due 01/14/13	3,944,515

		India (Cost: $6,876,114) (1.6%)
	6,700,000	Vedanta Resources PLC, (Reg. S), 9.5%, due 07/18/18	7,370,000

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2010

Principal Amount		Fixed Income Securities	Value

		Indonesia (4.6%)
IDR	60,250,000,000	Indonesia Goverment Bond, 10.5%, due 08/15/30	$7,071,722
	$5,000,000	Prime Dig Pte Ltd., (Reg. S), 11.75%, due 11/03/14	5,512,500
	7,500,000	Star Energy Geothermal (Wayang Windu), Ltd., (144A), 11.5%, due 02/12/15 (1)	8,125,273

		Total Indonesia (Cost: $20,057,295)	20,709,495

		Ivory Coast (2.2%)
	10,000,000	Ivory Coast Government Bond, (144A), 2.45%, due 12/31/32 (1)(2)	6,175,000
	6,321,000	Ivory Coast Government Bond, (Reg. S), 2.45%, due 12/31/32 (2)	3,903,217

		Total Ivory Coast (Cost: $10,491,359)	10,078,217

		Kazakhstan (2.5%)
KZT	182,000,000	CenterCredit International B.V., 8.25%, due 09/30/11	1,255,258
	$11,499,000	Kazkommerts Finance 2 B.V., 8.5%, due 06/13/17 (2)	10,004,130

		Total Kazakhstan (Cost: $10,537,058)	11,259,388

		Mexico (14.9%)
	11,500,000	BBVA Bancomer S.A., (144A), 7.25%, due 04/22/20 (1)	11,718,500
	7,250,000	Cemex Finance LLC, (Reg. S), 9.5%, due 12/14/16	7,349,687
	7,000,000	Credito Real S.A. de C.V., (144A), 10.25%, due 04/14/15 (1)	7,000,000
	6,000,000	Financiera Independencia S.A.B. de C.V., (144A), 10%, due 03/30/15 (1)	6,090,000
MXN	125,700,000	Grupo Televisa S.A., 8.49%, due 05/11/37	9,300,917
	$5,447,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	4,493,775
	7,000,000	Maxcom Telecomunicaciones S.A.B. de C.V. Series B, 11%, due 12/15/14	7,052,500
MXN	102,450,000	Mexican Bonos de Desarrollo del Gobierno Federal, 7.75%, due 12/14/17	8,588,085
	$5,250,000	Urbi, Desarrolls Urbanos, S.A. de C.V., (144A), 9.5%, due 01/21/20 (1)	5,696,250

		Total Mexico (Cost: $65,323,205)	67,289,714

		Peru (2.7%)
	5,818,000	Banco de Credito del Peru, (144A), 9.75%, due 11/06/69 (1)(2)	6,632,520
	4,000,000	Corporacion Pesquera Inca S.A.C., (144A), 9%, due 02/10/17 (1)	4,090,738
	1,375,954	IIRSA Norte Finance, Ltd., (Reg. S), 8.75%, due 05/30/24	1,520,429

		Total Peru (Cost: $11,450,202)	12,243,687

		Qatar (Cost: $4,449,269) (1.0%)
	5,000,000	Nakilat, Inc, (Reg. S), 6.267%, due 12/31/33	4,726,867

		Russia (6.5%)
	8,000,000	Alliance Oil Co., Ltd., (144A), 9.875%, due 03/11/15 (1)	8,267,200
	7,180,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	7,116,098
RUB	60,000,000	Integra Finans Series 2, 16.75%, due 11/29/11 (2)	2,146,746
RUB	112,000,000	Sibmetinvest, 13.5%, due 10/10/19 (2)	4,262,266
	$7,200,000	TNK-BP Finance S.A., (144A), 7.25%, due 02/02/20 (1)	7,595,280

		Total Russia (Cost: $28,305,711)	29,387,590

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Senegal (Cost: $5,844,921) (1.4%)
	$5,950,000	Senegal Goverment Bond, 8.75%, due 12/22/14	$6,159,440

		South Africa (Cost: $2,953,054) (0.7%)
	3,000,000	AngloGold Ashanti Holdings PLC, 6.5%, due 04/15/40	3,025,950

		South Korea (5.3%)
	7,000,000	Hynix Semiconductor, Inc., (Reg. S), 7.875%, due 06/27/17	6,894,909
KRW	8,950,000,000	Korea Treasury Bond, 5.75%, due 09/10/18	8,597,015
	$9,100,000	Woori Bank, (Reg. S), 6.208%, due 05/02/37 (2)	8,645,000

		Total South Korea (Cost: $23,454,246)	24,136,924

		Trinidad And Tobago (1.4%)
	3,100,000	Petroleum Co. of Trinidad & Tobago, Ltd., 6%, due 05/08/22	3,030,250
	1,600,000	Petroleum Co. of Trinidad & Tobago, Ltd., (144A), 9.75%, due 08/14/19 (1)	1,885,600
	1,000,000	Petroleum Co. of Trinidad & Tobago, Ltd., (Reg. S), 9.75%, due 08/14/19	1,178,500

		Total Trinidad And Tobago (Cost: $5,583,710)	6,094,350

		Ukraine (5.3%)
	3,000,000	Deutsche Bank AG, Credit Linked Note to Ukraine T-Bill, Series E, (144A), 0%, due 08/26/10 (1)(3)	3,084,000
	8,000,000	DTEK Finance B.V., (144A), 9.5%, due 04/28/15 (1)	8,030,000
	2,500,000	International Bank for Reconstruction & Development, 0%, due 07/15/10 (3)	2,370,675
	5,679,000	PrivatBank, 8.75%, due 02/09/16 (2)	5,435,939
	5,000,000	UK SPV Credit Finance PLC for JSC Commercial Bank PrivatBank, (Reg. S), 8%, due 02/06/12	4,887,500

		Total Ukraine (Cost: $22,719,543)	23,808,114

		United Arab Emirates (6.6%)
	5,800,000	DP World Sukuk, Ltd., (Reg. S), 6.25%, due 07/02/17	5,220,000
	5,000,000	Dubai DOF Sukuk, Ltd. Series E, 6.396%, due 11/03/14	4,818,500
	9,600,000	Dubai Electricity & Water Authority, (144A), 8.5%, due 04/22/15 (1)	9,888,769
	7,000,000	Dubai Holding Commercial Operations MTN, Ltd. Series E, 0.624%, due 02/01/12 (2)	5,670,000
	5,500,000	Dubai Sukuk Centre, Ltd., 0.632%, due 06/13/12 (2)	4,180,000

		Total United Arab Emirates (Cost: $29,426,121)	29,777,269

		Venezuela (6.0%)
	11,850,000	Petroleos de Venezuela S.A., 5.25%, due 04/12/17	7,726,200
	10,000,000	Venezuela Government Bond, 9.25%, due 09/15/27	7,850,000
	9,500,000	Venezuela Government Bond, (Reg. S), 7.75%, due 10/13/19	6,887,500
	6,500,000	Venezuela Government Bond, (Reg. S), 9.25%, due 05/07/28	4,842,500

		Total Venezuela (Cost: $27,034,206)	27,306,200

		Total Fixed Income Securities (Cost: $412,744,045) (93.8%)	423,619,895

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2010

Principal Amount	Short-Term Investments	Value

$24,344,610	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $24,850,000, U.S. Treasury Bill, 0.21%, due 09/02/10, valued at $24,832,605) (Total Amount to be Received Upon Repurchase $24,344,630)	$24,344,610

	Total Short-Term Investments (Cost: $24,344,610) (5.4%)	24,344,610

	Total Investments (Cost: $437,088,655) (99.2%)	447,964,505
	Excess of Other Assets over Liabilities (0.8%)	3,532,580

	Total Net Assets (100.0%)	$451,497,085

Notes to the Schedule of Investments:

BRL - BrazilianReal.
IDR -  IndonesianRupiah.
KRW - SouthKorean Won.
KZT - KazakhstaniTenge.
MXN -  MexicanPeso.
RUB - RussianRuble.
MTN - MediumTerm Note.
Reg. S - Investmentsissued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $160,631,884 or 35.6%
of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)  Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2010.
(3) Non-income producing security.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Airlines	2.1%
Banking	24.1
Beverages, Food & Tobacco	2.4
Building Materials	1.6
Electric Utilities	4.0
Financial Services	9.3
Home Construction, Furnishings & Appliances	1.8
Media – Broadcasting & Publishing	2.1
Metals	2.8
Mining	2.0
Miscellaneous	2.6
Oil & Gas	12.1
Real Estate	3.3
Sovereign Government	20.8
Telephone Systems	1.6
Transportation	1.2
Short-Term Investments	5.4

Total	99.2%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2010

Principal Amount	Corporate Bonds	Value

	Aerospace & Defense (1.0% of Net Assets)
$1,400,000	Wyle Services Corp., (144A), 10.5%, due 04/01/18 (1)	$1,463,000

	Airlines (1.7%)
1,375,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14 (1)	1,467,813
1,000,000	United Air Lines, Inc., (144A), 9.875%, due 08/01/13 (1)	1,052,500

	Total Airlines	2,520,313

	Apparel Retailers (0.5%)
700,000	Limited Brands, Inc., 7%, due 05/01/20	714,000

	Automotive (4.1%)
475,000	American Axle & Manufacturing Holdings, Inc., (144A), 9.25%, due 01/15/17 (1)	505,875
1,100,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	1,075,250
950,000	Cooper-Standard Automotive, Inc., (144A), 8.5%, due 05/01/18 (1)	973,750
1,200,000	Goodyear Tire & Rubber Co. (The), 8.75%, due 08/15/20	1,260,000
175,000	Lear Corp., 7.875%, due 03/15/18	179,156
175,000	Lear Corp., 8.125%, due 03/15/20	178,938
1,225,000	Navistar International Corp., 8.25%, due 11/01/21	1,292,375
500,000	Tenneco, Inc., 8.125%, due 11/15/15	513,125

	Total Automotive	5,978,469

	Banking (3.4%)
975,000	Credit Acceptance Corp., (144A), 9.125%, due 02/01/17 (1)	1,010,344
1,240,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	1,311,300
1,375,000	GMAC, Inc., (144A), 8%, due 03/15/20 (1)	1,416,250
650,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17 (1)	672,750
550,000	SLM Corp., 8%, due 03/25/20	526,625

	Total Banking	4,937,269

	Beverages, Food & Tobacco (1.4%)
1,000,000	Beverages & More, Inc., (144A), 9.25%, due 03/01/12 (1)	1,000,000
900,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14 (1)	1,009,125

	Total Beverages, Food & Tobacco	2,009,125

	Building Materials (0.8%)
1,050,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	1,118,250

	Chemicals (1.8%)
1,300,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16 (1)	1,183,000
1,550,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	1,390,156

	Total Chemicals	2,573,156

	Coal (0.6%)
575,000	Consol Energy, Inc., (144A), 8%, due 04/01/17 (1)	606,625
250,000	Patriot Coal Corp., 8.25%, due 04/30/18	250,625

	Total Coal	857,250

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value

	Commercial Services (6.9%)
$500,000	Aramark Services, Inc., 8.5%, due 02/01/15	$513,125
990,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	1,019,700
1,500,000	Avis Budget Car Rental LLC/Avis Buget Finance, Inc., 7.75%, due 05/15/16	1,524,375
1,000,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	1,005,000
200,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14 (1)	214,500
1,045,000	International Lease Finance Corp., 5.65%, due 06/01/14	953,562
475,000	International Lease Finance Corp., (144A), 8.625%, due 09/15/15 (1)	470,250
325,000	International Lease Finance Corp., (144A), 8.75%, due 03/15/17 (1)	320,938
1,525,000	McJunkin Red Man Corp., (144A), 9.5%, due 12/15/16 (1)	1,589,812
910,000	RBS Global, Inc./Rexnord LLC, (144A), 8.5%, due 05/01/18 (1)	908,863
1,500,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	1,492,500

	Total Commercial Services	10,012,625

	Communications (2.9%)
1,135,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14 (1)	1,225,800
830,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15 (1)	864,238
725,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	746,750
1,337,500	Intelsat (Luxembourg) S.A., 11.5%, due 02/04/17	1,424,437

	Total Communications	4,261,225

	Computer Integrated Systems Design (0.9%)
625,000	Unisys Corp., 12.5%, due 01/15/16	698,438
501,000	Unisys Corp., (144A), 14.25%, due 09/15/15 (1)	603,705

	Total Computer Integrated Systems Design	1,302,143

	Computers & Information (0.4%)
560,000	Aeroflex, Inc., 11.75%, due 02/15/15	611,800

	Data Processing & Preparation (1.1%)
1,725,000	First Data Corp., 9.875%, due 09/24/15	1,578,375

	Electric Utilities (6.4%)
450,000	AES Corp., 8%, due 10/15/17	464,625
1,250,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,104,688
1,625,000	Edison Mission Energy, 7%, due 05/15/17	1,190,312
1,150,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (1)	1,204,625
1,200,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16 (1)	1,272,000
250,000	NRG Energy, Inc., 7.375%, due 02/01/16	248,125
577,000	PNM Resources, Inc., 9.25%, due 05/15/15	620,275
900,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18 (2)	955,154
1,250,000	RRI Energy, Inc., 7.625%, due 06/15/14	1,246,875
1,250,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15 (2)	931,250

	Total Electric Utilities	9,237,929

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2010

Principal Amount	Corporate Bonds	Value

	Electronics (2.2%)
$100,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	$98,500
1,250,000	Freescale Semiconductor, Inc., (144A), 9.25%, due 04/15/18 (1)	1,300,000
900,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	886,500
400,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	403,000
465,000	Viasystems, Inc., (144A), 12%, due 01/15/15 (1)	510,337

	Total Electronics	3,198,337

	Entertainment & Leisure (4.0%)
1,175,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, (144A), 12%, due 10/15/15 (1)	1,133,875
800,000	Eastman Kodak Co., 7.25%, due 11/15/13	793,000
525,000	Eastman Kodak Co., (144A), 9.75%, due 03/01/18 (1)	546,000
415,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	390,100
1,275,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	325,125
675,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	585,562
595,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	586,075
1,500,000	WMG Holdings Corp., 9.5%, due 12/15/14 (2)	1,522,500

	Total Entertainment & Leisure	5,882,237

	Financial Services (6.2%)
1,225,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17 (1)	1,249,500
1,430,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	1,247,675
550,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	566,500
725,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 7.75%, due 01/15/16 (1)	703,250
675,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 8%, due 01/15/18 (1)	654,750
800,000	LBI Escrow Corp., (144A), 8%, due 11/01/17 (1)	830,000
1,000,000	MU Finance PLC, (144A), 8.375%, due 02/01/17 (1)	965,000
550,000	Nationstar Mortgage/Nationstar Capital Corp., (144A), 10.875%, due 04/01/15 (1)	530,750
365,000	New Communications Holdings, Inc., (144A), 7.875%, due 04/15/15 (1)	376,406
610,000	New Communications Holdings, Inc., (144A), 8.25%, due 04/15/17 (1)	630,588
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	405,000
890,000	Nuveen Investments, Inc., 10.5%, due 11/15/15	892,225

	Total Financial Services	9,051,644

	Forest Products & Paper (2.4%)
350,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	238,000
1,600,000	Exopack Holding Corp., 11.25%, due 02/01/14	1,688,000
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	755,000
750,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	761,250

	Total Forest Products & Paper	3,442,250

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value

	Healthcare Providers (3.6%)
$400,000	BioScrip, Inc., (144A), 10.25%, due 10/01/15 (1)	$405,000
425,000	Community Health Systems, Inc., 8.875%, due 07/15/15	442,000
475,000	HCA, Inc., 9.25%, due 11/15/16	510,625
1,500,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,530,000
900,000	Radiation Therapy Services, Inc., (144A), 9.875%, due 04/15/17 (1)	931,500
500,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19 (1)	547,500
775,000	US Oncology, Inc., 9.125%, due 08/15/17	811,812

	Total Healthcare Providers	5,178,437

	Home Construction, Furnishings & Appliances (3.9%)
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	606,125
1,125,000	K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	1,226,250
850,000	KB Home, 7.25%, due 06/15/18	835,125
500,000	Libbey Glass, Inc., (144A), 10%, due 02/15/15 (1)	527,500
850,000	Norcraft Cos. LP/Norcraft Finance Corp., (144A), 10.5%, due 12/15/15 (1)	913,750
1,715,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	1,556,362

	Total Home Construction, Furnishings & Appliances	5,665,112

	Industrial – Diversified (1.2%)
1,850,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	1,776,000

	Lodging (2.4%)
1,425,000	Harrah’s Operating Co., Inc., 10%, due 12/15/18	1,232,625
75,000	MGM Mirage Inc., (144A), 9%, due 03/15/20 (1)	78,562
425,000	MGM Mirage, Inc., 6.75%, due 04/01/13	403,750
475,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14 (1)	520,125
250,000	MGM Mirage, Inc., 13%, due 11/15/13	293,750
1,000,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., (144A), 7.875%, due 11/01/17 (1)	1,020,000

	Total Lodging	3,548,812

	Media – Broadcasting & Publishing (3.9%)
1,000,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	997,500
500,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17 (1)	531,250
150,000	CCO Holdings LLC/CCO Holdings Capital Corp., (144A), 7.875%, due 04/30/18 (1)	153,000
150,000	CCO Holdings LLC/CCO Holdings Capital Corp., (144A), 8.125%, due 04/30/20 (1)	153,750
34,000	CMP Susquehanna Corp., 1%, due 05/15/14	17,893
500,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	515,000
900,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., (144A), 8.875%, due 04/15/17 (1)	918,000
945,000	Salem Communications Corp., 9.625%, due 12/15/16	1,011,150
304,632	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	275,692
950,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	1,049,750

	Total Media – Broadcasting & Publishing	5,622,985

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2010

Principal Amount	Corporate Bonds	Value

	Medical Supplies (1.5%)
$1,000,000	Bausch & Lomb, Inc., 9.875%, due 11/01/15	$1,055,000
300,000	Biomet, Inc., 10.375%, due 10/15/17	330,750
750,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	821,250

	Total Medical Supplies	2,207,000

	Metals (3.9%)
700,000	AK Steel Corp., 7.625%, due 05/15/20	718,375
1,000,000	Alcoa, Inc., 5.72%, due 02/23/19	986,949
250,000	Belden, Inc., 7%, due 03/15/17	247,500
500,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	490,000
2,325,000	Ryerson Holding Corp., (144A), 0% , due 02/01/15 (1)(3)	1,116,000
125,000	Ryerson, Inc., 12%, due 11/01/15	134,375
650,000	Severstal Columbus LLC, (144A), 10.25%, due 02/15/18 (1)	687,375
850,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	869,125
425,000	Steel Dynamics, Inc., (144A), 7.625%, due 03/15/20 (1)	442,000

	Total Metals	5,691,699

	Miscellaneous (0.9%)
1,275,000	Prestige Brands, Inc., (144A), 8.25%, due 04/01/18 (1)	1,313,250

	Municipal Obligations (1.3%)
1,750,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (1)	1,960,000

	Oil & Gas (9.4%)
425,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	377,188
700,000	Basic Energy Services, Inc., 11.625%, due 08/01/14	778,750
375,000	Crosstex Energy LP/Crosstex Energy, Inc., (144A), 8.875%, due 02/15/18 (1)	388,125
224,000	Denbury Resources, Inc., 8.25%, due 02/15/20	240,240
450,000	Denbury Resources, Inc., 9.75%, due 03/01/16	499,500
1,000,000	El Paso Corp., 8.05%, due 10/15/30	1,010,000
1,750,000	Expro Finance Luxembourg SCA, (144A), 8.5%, due 12/15/16 (1)	1,784,456
250,000	Forest Oil Corp., 7.25%, due 06/15/19	253,750
875,000	Hilcorp Energy I LP/Hilcorp Finance Co., (144A), 8%, due 02/15/20 (1)	861,875
600,000	Mariner Energy, Inc., 11.75%, due 06/30/16	766,500
1,525,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	1,471,625
300,000	Parker Drilling Co., (144A), 9.125%, due 04/01/18 (1)	309,000
350,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	365,750
430,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	477,300
1,050,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	1,060,500
350,000	Plains Exploration & Production Co., 7.625%, due 04/01/20	348,250
1,000,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	965,000
725,000	Rosetta Resources, Inc., (144A), 9.5%, due 04/15/18 (1)	748,562
1,000,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	982,500

	Total Oil & Gas	13,688,871

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value

	Real Estate (1.5%)
$1,100,000	DuPont Fabros Technology, LP (REIT), (144A), 8.5%, due 12/15/17 (1)	$1,141,250
950,000	Felcor Lodging, LP (REIT), 10%, due 10/01/14	992,750

	Total Real Estate	2,134,000

	Restaurants (0.8%)
1,225,000	Real Mex Restaurants, Inc., 14%, due 01/01/13	1,212,750

	Retailers (4.8%)
400,000	Harry & David Holdings, Inc., 5.252%, due 03/01/12 (2)	288,000
850,000	Harry & David Holdings, Inc., 9%, due 03/01/13	631,125
475,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	489,844
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	528,750
250,000	QVC, Inc., (144A), 7.5%, due 10/01/19 (1)	255,625
850,000	Rite Aid Corp., 7.5%, due 03/01/17	803,250
350,000	Rite Aid Corp., 9.75%, due 06/12/16	385,000
750,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17 (1)	852,187
1,600,000	Toys R Us Property Co. II LLC, (144A), 8.5%, due 12/01/17 (1)	1,694,000
1,000,000	Yankee Acquisition Corp., 8.5%, due 02/15/15	1,035,000

	Total Retailers	6,962,781

	Telephone Communications, exc. Radio (4.9%)
1,000,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	990,000
1,200,000	Cincinnati Bell, Inc., 8.75%, due 03/15/18	1,215,000
1,235,000	PAETEC Holding Corp., 8.875%, due 06/30/17	1,275,138
200,000	Qwest Corp., 6.875%, due 09/15/33	192,750
500,000	Sprint Capital Corp., 8.75%, due 03/15/32	501,250
1,750,000	Sprint Capital Corp., 6.9%, due 05/01/19	1,653,750
1,275,000	Windstream Corp., 7.875%, due 11/01/17	1,267,031

	Total Telephone Communications, exc. Radio	7,094,919

	Telephone Systems (0.7%)
1,000,000	Level 3 Financing, Inc., (144A), 10%, due 02/01/18 (1)	987,500

	Textiles, Clothing & Fabrics (0.5%)
350,000	Levi Strauss & Co., (144A), 7.625%, due 05/15/20 (1)	353,063
300,000	Phillips-Van Heusen Corp., 7.375%, due 05/15/20	307,500

	Total Textiles, Clothing & Fabrics	660,563

	Transportation (2.5%)
1,000,000	Marquette Transportation Co./Marquette Transportation Finance, Inc., (144A), 10.875%, due 01/15/17 (1)	1,026,250
1,650,000	NCL Corp., Ltd., (144A), 11.75%, due 11/15/16 (1)	1,815,000
600,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	721,500

	Total Transportation	3,562,750

	Total Corporate Bonds (Cost: $131,836,075) (96.4%)	140,016,826

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2010

Number of Shares	Equity Securities	Value

3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	$89,250
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (3)	134,800
7,929	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock (Media – Broadcasting & Publishing) (1)	79
9,061	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Banking) (1)(3)	91
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery) (3)	98,572
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers) (3)	102,150
131	GMAC, Inc., (144A), Preferred Stock (Banking) (1)	111,350
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (3)	76,440
5,500	Rogers Communications, Inc. – Class B, Common Stock (Radio Telephone Communications)	195,855
8,036	Unisys Corp., Common Stock (Computer Intergrated System Design) (3)	225,169

	Total Equity Securities (Cost: $1,289,043) (0.7%)	1,033,756

Principal Amount	Short-Term Investments (2.6%)
$3,707,474	Repurchase Agreement, State Street Bank & Trust Company 0.01%, due 05/03/10 (collateralized by $3,785,000, U.S. Treasury Bill, 0.21%, due 09/02/10, valued at $3,782,351) (Total Amount to be Received Upon Repurchase $3,707,477)	3,707,474

	Total Short-Term Investments (Cost: $3,707,474) (2.6%)	3,707,474

	Total Investments (Cost: $136,832,592) (99.7%)	144,758,056
	Excess of Other Assets over Liabilities (0.3%)	411,750

	Net Assets (100.0%)	$145,169,806

Notes to the Schedule of Investments:

REIT - RealEstate Investment Trust.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $62,225,254 or 42.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2010.

(3)  Non-income producing security.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.0%
Airlines	1.7
Apparel Retailers	0.5
Automotive	4.1
Banking	3.5
Beverages, Food & Tobacco	1.4
Building Materials	0.8
Chemicals	1.8
Coal	0.6
Commercial Services	6.9
Communications	2.9
Computer Integrated Systems Design	1.1
Computers & Information	0.4
Data Processing & Preparation	1.1
Electric Utilities	6.4
Electronics	2.2
Entertainment & Leisure	4.0
Financial Services	6.2
Forest Products & Paper	2.4
Healthcare Providers	3.6
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	3.9
Industrial – Diversified	1.2
Lodging	2.4
Media – Broadcasting & Publishing	3.9
Medical Supplies	1.5
Metals	3.9
Miscellaneous	0.9
Municipal Obligations	1.3
Oil & Gas	9.5
Radio Telephone Communications	0.1
Real Estate	1.5
Restaurants	0.8
Retailers	4.8
Telephone Communications, exc. Radio	5.0
Telephone Systems	0.7
Textiles, Clothing & Fabrics	0.5
Transportation	2.5
Short-Term Investments	2.6

Total	99.7%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (64.8% of Net Assets)
$86,686	Banc of America Commercial Mortgage, Inc. (01-1-A2), 6.503%, due 04/15/36	$88,768
169,909	Chase Commercial Mortgage Securities Corp. (00-3-A2), 7.319%, due 10/15/32	171,671
677,092	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 2.672%, due 08/25/34 (1)	606,070
1,531,320	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35 (1)	1,349,100
3,210,505	Countrywide Alternative Loan Trust (05-76-1A1), 1.943%, due 01/25/36 (1)	2,141,034
877,106	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 2.851%, due 07/20/34 (1)	652,748
1,896,000	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC) (1)	1,573,238
304,297	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.373%, due 11/25/32 (1)	278,801
1,742,750	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	1,260,357
653,944	Federal Home Loan Mortgage Corp. (2368-AF), 1.204%, due 10/15/31	666,192
17,307	Federal Home Loan Mortgage Corp. (2432-FH), 0.954%, due 03/15/32 (1)	17,486
131,409	Federal Home Loan Mortgage Corp. (2585-FD), 0.754%, due 12/15/32 (1)	131,688
967,760	Federal Home Loan Mortgage Corp. (2649-PF), 0.654%, due 06/15/33 (PAC) (1)	963,023
571,984	Federal Home Loan Mortgage Corp. (2817-FA), 0.754%, due 06/15/32	573,771
832,989	Federal Home Loan Mortgage Corp. (3346-FA), 0.484%, due 02/15/19 (1)	833,038
1,506,211	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.604%, due 05/15/36 (1)	1,482,952
1,434,529	Federal Home Loan Mortgage Corp. Strip (244-F14), 0.654%, due 12/15/36 (1)	1,426,095
800,289	Federal National Mortgage Association (02-82-FP), 0.763%, due 02/25/32 (PAC) (1)	800,467
833,771	Federal National Mortgage Association (02-83-LF), 0.763%, due 07/25/31 (PAC) (1)	833,878
1,629,983	Federal National Mortgage Association (03-64-FN), 0.713%, due 07/25/33 (1)	1,625,264
833,766	Federal National Mortgage Association (03-74-F), 0.663%, due 02/25/31 (1)	833,984
407,409	GMAC Commercial Mortgage Securities, Inc. (00-C3-A2), 6.957%, due 09/15/35	413,645
567,833	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.763%, due 06/25/34 (1)	539,531
116,395	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.713%, due 12/25/33 (1)	113,179
1,915,996	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 3.336%, due 05/01/36 (1)	1,420,845
1,079,130	Government National Mortgage Association (09-66-UF), 1.256%, due 08/16/39 (1)	1,095,909
1,230,366	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 1.841%, due 10/25/45 (1)	662,724
3,173,134	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.441%, due 03/25/36 (1)	1,983,698
891,636	Harborview Mortgage Loan Trust (05-4-2A), 3.375%, due 07/19/35 (1)	655,113
1,113,322	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36 (1)	1,118,650
1,519,990	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47 (1)	1,237,802
401,576	Prudential Mortgage Capital Funding LLC (01-ROCK-A2), 6.605%, due 05/10/34	413,756
86,023	Residential Accredit Loans, Inc. (02-QS16-A2), 0.813%, due 10/25/17 (1)	83,301
1,109,385	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,051,558
1,940,499	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,107,470
853,646	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	469,706
3,275,054	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 3.607%, due 11/25/35 (1)	2,338,335
3,009,493	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	2,438,468

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$1,056,460	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17 (1)	$1,031,971
16,778	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 0.713%, due 03/25/33 (PAC) (1)	16,252

	Total Collateralized Mortgage Obligations (Cost: $43,463,334)	36,501,538

	U.S. Government Agency Obligations (26.9%)
37,720	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.375%, due 08/01/33 (1)	37,266
301,945	Federal Home Loan Mortgage Corp., Pool #310005, 7.189%, due 11/01/19 (1)	307,602
85,818	Federal Home Loan Mortgage Corp., Pool #610967, 2.916%, due 04/01/28 (1)	88,768
154,189	Federal Home Loan Mortgage Corp., Pool #780721, 3.15%, due 08/01/33 (1)	156,630
67,964	Federal Home Loan Mortgage Corp., Pool #780833, 2.769%, due 09/01/33 (1)	69,045
587,057	Federal Home Loan Mortgage Corp., Pool #781122, 2.847%, due 12/01/33 (1)	613,078
38,314	Federal Home Loan Mortgage Corp., Pool #789924, 2.861%, due 11/01/32 (1)	39,427
1,157,543	Federal Home Loan Mortgage Corp., Pool #847342, 2.856%, due 05/01/34 (1)	1,215,163
967,809	Federal National Mortgage Association, Pool #462360, 6.15%, due 08/01/36 (1)	1,033,477
126,278	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	140,539
14,772	Federal National Mortgage Association, Pool #661691, 3.115%, due 10/01/32 (1)	15,167
265,042	Federal National Mortgage Association, Pool #711014, 3.21%, due 10/01/33 (1)	277,815
93,004	Federal National Mortgage Association, Pool #725886, 2.812%, due 05/01/34 (1)	96,492
407,549	Federal National Mortgage Association, Pool #735084, 3.172%, due 02/01/34 (1)	422,650
152,259	Federal National Mortgage Association, Pool #735524, 2.865%, due 02/01/35 (1)	158,175
499,900	Federal National Mortgage Association, Pool #735542, 3.271%, due 11/01/34 (1)	520,748
637,349	Federal National Mortgage Association, Pool #770222, 2.55%, due 04/01/34 (1)	660,923
53,710	Federal National Mortgage Association, Pool #786884, 3.435%, due 08/01/34 (1)	55,196
662,052	Federal National Mortgage Association, Pool #793031, 2.133%, due 07/01/34 (1)	680,327
469,345	Federal National Mortgage Association, Pool #804017, 2.55%, due 12/01/34 (1)	490,137
438,889	Federal National Mortgage Association, Pool #821159, 2.157%, due 05/01/35 (1)	446,715
1,405,715	Federal National Mortgage Association, Pool #821542, 2.927%, due 05/01/35 (1)	1,448,148
337,721	Federal National Mortgage Association, Pool #821915, 2.926%, due 06/01/35 (1)	349,754
381,054	Federal National Mortgage Association, Pool #822073, 2.783%, due 07/01/35 (1)	395,395
142,051	Federal National Mortgage Association, Pool #826239, 2.834%, due 07/01/35 (1)	145,593
141,096	Federal National Mortgage Association, Pool #830581, 1.96%, due 05/01/35 (1)	142,021
269,670	Federal National Mortgage Association, Pool #832721, 2.891%, due 09/01/35 (1)	274,262
458,086	Federal National Mortgage Association, Pool #841970, 2.809%, due 10/01/33 (1)	476,599
911,714	Federal National Mortgage Association, Pool #851282, 2.299%, due 11/01/35 (1)	924,044
1,004,656	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	1,082,771
750,000	Federal National Mortgage Association, Pool #AD3830, 4.5%, due 04/01/25	780,578
159,681	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	173,114
51,541	Government National Mortgage Association II, Pool #80022, 3.125%, due 12/20/26 (1)	53,071
368,371	Government National Mortgage Association II, Pool #80546, 3%, due 10/20/31 (1)	377,519
44,567	Government National Mortgage Association II, Pool #80636, 3.625%, due 09/20/32 (1)	45,481

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$241,494	Government National Mortgage Association II, Pool #80734, 3.625%, due 09/20/33 (1)	$249,134
7,448	Government National Mortgage Association II, Pool #80747, 3.125%, due 10/20/33 (1)	7,619
32,915	Government National Mortgage Association II, Pool #80757, 3.625%, due 10/20/33 (1)	33,957
93,794	Government National Mortgage Association II, Pool #80764, 3.125%, due 11/20/33 (1)	96,169
96,028	Government National Mortgage Association II, Pool #80766, 3.125%, due 11/20/33 (1)	98,236
243,268	Government National Mortgage Association II, Pool #80797, 3%, due 01/20/34 (1)	248,470
97,242	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34 (1)	100,882
90,749	Government National Mortgage Association II, Pool #80937, 4.5%, due 06/20/34 (1)	93,512

	Total U.S. Government Agency Obligations (Cost: $15,472,415)	15,121,669

	Total Fixed Income Securities (Cost: $58,935,749) (91.7%)	51,623,207

Number of Shares	Money Market Investments
2,200,000	Fidelity Institutional Money Market Fund, 0.15%	2,200,000

	Total Money Market Investments (Cost: $2,200,000) (3.9%)	2,200,000

Principal Amount	Short-Term Investments
$257,886	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $265,000, U.S. Treasury Bill, 0.21%, due 09/02/10, valued at $264,815) (Total Amount to be Received Upon Repurchase $257,887)	257,886
2,200,000	U.S. Treasury Bill, 0.01%, due 05/20/10	2,199,841
1,200,000	U.S. Treasury Bill, 0.133%, due 05/20/10	1,199,917

	Total Short-Term Investments (Cost: $3,657,644) (6.5%)	3,657,644

	Total Investments (Cost: $64,793,393) (102.1%)	57,480,851
	Liabilities in Excess of Other Assets (– 2.1%)	(1,161,135)

	Net Assets (100.0%)	$56,319,716

Notes to the Schedule of Investments:

PAC - PlannedAmortization Class. TAC - TargetAmortization Class. (1) Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2010.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	44.9%
U.S. Government Agency Obligations	46.8
Short-Term Investments	10.4

Total	102.1%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (76.3% of Net Assets)
$7,804,703	Adjustable Rate Mortgage Trust (04-5-3A1), 4.928%, due 04/25/35 (1)	$6,424,536
16,488,726	Adjustable Rate Mortgage Trust (05-12-2A1), 5.563%, due 03/25/36 (1)	11,817,053
71,164,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.671%, due 05/25/36 (1)	47,711,050
12,309,899	American Home Mortgage Assets (05-2-2A1A), 3.843%, due 01/25/36 (1)	8,740,422
8,064,725	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC) (1)	6,333,867
27,406,996	Banc of America Funding Corp. (07-6-A2), 0.543%, due 07/25/37 (1)	18,927,175
7,861,821	Banc of America Funding Corp. (09-R14A-2A), (144A), 14.545%, due 07/26/35 (I/F) (1)(2)	7,197,711
22,634,351	BCAP LLC Trust (07-AA4-11A1), 5.99%, due 06/25/47 (1)	14,842,544
2,959,842	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 3.545%, due 02/25/35 (1)	2,073,519
13,999,449	Bear Stearns Alt-A Trust (06-3-23A1), 5.747%, due 05/25/36 (1)	7,909,086
5,274,704	Bear Stearns Alt-A Trust (06-8-1A1), 0.423%, due 06/25/46 (1)	2,690,758
23,940,037	Bear Stearns Alt-A Trust (06-8-2A1), 5.066%, due 08/25/46 (1)	12,699,304
17,740,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.297%, due 10/12/42 (1)	18,696,787
6,178,546	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.463%, due 09/25/47 (1)	3,693,813
15,000,000	Chase Mortgage Finance Corp. (06-S3-1A2), 6%, due 11/25/36	11,683,671
8,258,631	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	6,928,100
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (1)	18,534,617
8,760,671	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	7,475,316
16,300,000	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36 (1)	15,596,427
59,648,358	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A5A), 5.753%, due 07/25/36 (1)	47,697,863
10,681,587	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (2)	7,275,162
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 0.413%, due 12/25/36 (1)	7,050,032
7,328,410	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	6,720,350
55,000,000	CitiMortgage Alternative Loan Trust (06-A7-1A4), 5.75%, due 12/25/36	37,419,948
21,035,000	Commercial Mortgage Loan Trust (08-LS1-A4B), 6.019%, due 12/10/49 (1)	21,279,113
9,879,798	Countrywide Alternative Loan Trust (04-28CB-2A4), 5.75%, due 01/25/35	9,082,016
1,974,140	Countrywide Alternative Loan Trust (05-27-1A2), 1.863%, due 08/25/35 (1)	1,234,061
12,842,020	Countrywide Alternative Loan Trust (05-76-1A1), 1.943%, due 01/25/36 (1)	8,564,134
19,140,000	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	15,199,528
7,361,184	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	6,560,463
12,683,368	Countrywide Alternative Loan Trust (05-J3-3A1), 6.5%, due 09/25/34	11,703,235
6,142,159	Countrywide Alternative Loan Trust (05-J5-1A1), 0.563%, due 05/25/35 (1)	4,773,340
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	9,260,497
19,924,926	Countrywide Alternative Loan Trust (06-26CB-A18), 6.5%, due 09/25/36	13,309,719
11,053,243	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.863%, due 01/25/37 (1)	5,873,125
40,000,000	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	25,653,880

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$28,197,250	Countrywide Alternative Loan Trust (06-6CB-1A4), 5.5%, due 05/25/36	$18,524,742
14,371,597	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	12,051,933
16,715,515	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	12,010,537
37,400,381	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	26,787,260
19,495,704	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	12,127,839
12,200,056	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	10,459,431
36,092,217	Countrywide Asset-Backed Certificates (06-15-A6), 5.826%, due 10/25/46 (1)	24,763,444
3,401,945	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	3,280,405
35,581,665	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	32,042,339
27,145,749	Countrywide Home Loans Mortgage Pass Through Trust (04-24-A4), 5.5%, due 12/25/34	24,967,547
15,958,390	Countrywide Home Loans Mortgage Pass Through Trust (05-20-A5), 5.5%, due 10/25/35	13,789,981
24,846,728	Countrywide Home Loans Mortgage Pass Through Trust (05-24-A8), 5.5%, due 11/25/35	21,410,304
1,284,590	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	1,292,199
35,500,000	Countrywide Home Loans Mortgage Pass Through Trust (06-19-1A6), 6%, due 01/25/37 (PAC)	30,201,582
11,160,602	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 4.078%, due 03/25/36 (1)	6,614,033
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	25,927,770
14,232,702	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	11,306,174
37,781,000	Countrywide Home Loans Mortgage Pass Through Trust (07-13-A10), 6%, due 08/25/37	30,077,031
29,015,000	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38	20,899,754
66,159,170	Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37	45,295,016
41,788,952	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.763%, due 07/25/37 (1)	26,992,972
879,681	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	899,612
21,389,156	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35 (1)	14,915,124
6,898,963	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.803%, due 09/25/35 (I/F) (1)	6,829,333
15,598,534	Credit Suisse First Boston Mortgage Securities Corp. (05-9-3A2), 6%, due 10/25/35	9,946,502
24,259,549	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.763%, due 07/25/36 (TAC) (1)	11,772,473

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$22,366,421	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	$18,396,350
35,751,000	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36	28,111,154
38,391,050	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	37,918,779
24,336,855	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37 (1)	13,367,461
15,000,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	11,387,554
28,558,087	Credit Suisse Mortgage Capital Certificates (07-2-1A13), 5.75%, due 03/25/37 (PAC)	25,369,348
15,563,488	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	13,971,589
21,766,867	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36 (1)	14,959,747
16,952,112	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	15,720,568
1,117,186	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,215,194
27,369	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	28,759
458,442	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	502,786
1,798,454	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	1,939,791
13,647,167	Federal Home Loan Mortgage Corp. (2638-XA), 4%, due 07/15/33 (TAC)	13,264,333
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	8,407,948
10,080,902	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O)	6,576,077
3,980,757	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	4,016,319
10,098	Federal Home Loan Mortgage Corp. (2650-MS), 13.503%, due 07/15/33 (I/F) (TAC) (1)	10,087
32,329,956	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	33,788,904
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	9,996,708
7,521,963	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33 (1)	7,852,928
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 7.601%, due 09/15/33 (I/F) (1)	2,959,230
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	17,610,365
24,797,959	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	24,922,529
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	23,765,054
6,078,666	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	6,224,718
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	15,828,582
2,076,130	Federal Home Loan Mortgage Corp. (2801-PS), 3.23%, due 05/15/34 (I/F) (1)	1,778,749
8,238,961	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	8,544,043
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	10,546,102
2,994,778	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	2,679,147
13,048,820	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	13,699,055
22,932,552	Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32	24,144,058
4,508,905	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	4,714,167
8,316,457	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	8,378,447
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,449,590
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,051,728

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$6,520,504	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	$6,088,221
4,896,286	Federal Home Loan Mortgage Corp. (3057-OS), 11.703%, due 10/15/35 (I/F) (1)	4,456,517
6,269,233	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	5,861,232
7,995,939	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	8,404,262
27,506,628	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	27,332,462
15,837,956	Federal Home Loan Mortgage Corp. (3120-SG), 10.882%, due 02/15/36 (I/F) (1)	15,041,853
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	19,494,243
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,532,297
14,539,353	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	14,688,909
14,776,000	Federal Home Loan Mortgage Corp. (3274-B), 6%, due 02/15/37 (1)	15,962,697
15,717,807	Federal Home Loan Mortgage Corp. (3298-A), 6%, due 04/15/36	16,778,124
91,669,324	Federal Home Loan Mortgage Corp. (3315-S), 6.156%, due 05/15/37 (I/O) (I/F) (1)	10,472,276
25,240,362	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	26,936,558
62,953,751	Federal Home Loan Mortgage Corp. (3410-IS), 6.016%, due 02/15/38 (I/O) (I/F) (1)	7,170,464
34,570,177	Federal Home Loan Mortgage Corp. (3424-BI), 6.546%, due 04/15/38 (I/O) (1)	4,308,606
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	7,851,017
26,027,961	Federal Home Loan Mortgage Corp. (3519-SH), 5.246%, due 07/15/37 (I/O) (I/F) (1)	2,332,517
101,826,401	Federal Home Loan Mortgage Corp. (3531-SC), 6.046%, due 05/15/39 (I/O) (I/F) (1)	11,095,789
24,707,628	Federal Home Loan Mortgage Corp. (3539-PM), 4.5%, due 05/15/37	24,726,930
24,660,311	Federal Home Loan Mortgage Corp. (3541-SA), 6.496%, due 06/15/39 (I/O) (I/F) (1)	2,935,263
83,181,037	Federal Home Loan Mortgage Corp. (3550-GS), 6.496%, due 07/15/39 (I/O) (1)	10,520,072
11,462,158	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	12,195,974
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	19,170,899
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	36,786,757
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	23,347,323
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	43,076,781
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	24,180,715
10,940,006	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	11,066,399
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	20,971,734
21,317,000	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	22,630,681
19,466,661	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	20,418,562
33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	36,146,698
1,780,405	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,900,576
25,655,832	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	27,190,364

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	$16,254,792
7,714,593	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	8,097,167
5,080,307	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	5,144,086
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	28,982,892
3,065,693	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,031,716
3,294,882	Federal National Mortgage Association (04-52-SW), 6.838%, due 07/25/34 (I/O) (I/F) (1)	553,721
4,494,768	Federal National Mortgage Association (04-58-SU), 9.625%, due 04/25/34 (I/F) (1)	4,329,010
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,251,141
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,420,241
11,042,582	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	10,986,192
1,086,514	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	1,084,623
55,000,000	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	58,973,898
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC) (1)	9,140,581
10,057,241	Federal National Mortgage Association (06-107-DS), 15.344%, due 11/25/36 (I/F) (1)	10,010,566
11,778,000	Federal National Mortgage Association (06-41-MC), 5.5%, due 07/25/35 (PAC)	12,632,912
3,330,533	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	3,366,469
6,599,340	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	6,548,552
17,256,542	Federal National Mortgage Association (06-71-ZL), 6%, due 07/25/36	19,069,476
111,132,076	Federal National Mortgage Association (07-103-AI), 6.238%, due 03/25/37 (I/O) (I/F) (1)	12,131,811
41,984,288	Federal National Mortgage Association (07-20-SI), 6.188%, due 03/25/37 (I/O) (I/F) (1)	3,992,765
46,482,807	Federal National Mortgage Association (07-21-SE), 6.178%, due 03/25/37 (I/O) (I/F) (1)	4,775,974
11,843,521	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	12,340,102
9,008,529	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	9,136,555
18,704,000	Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC)	20,115,769
66,178,955	Federal National Mortgage Association (07-56-SG), 6.148%, due 06/25/37 (I/O) (I/F) (1)	6,542,279
131,235,951	Federal National Mortgage Association (07-58-SV), 6.488%, due 06/25/37 (I/O) (I/F) (1)	13,452,682
23,258,647	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	24,711,435

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$12,173,717	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	$13,048,532
33,329,208	Federal National Mortgage Association (07-65-S), 6.338%, due 07/25/37 (I/O) (I/F) (1)	3,463,561
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	19,285,523
5,266,788	Federal National Mortgage Association (07-88-FY), 0.723%, due 09/25/37 (1)	5,250,865
26,405,319	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	27,762,373
59,600,974	Federal National Mortgage Association (07-W9-AC), 7.105%, due 08/25/37 (1)	64,629,806
92,556,205	Federal National Mortgage Association (08-1-AI), 5.988%, due 05/25/37 (I/O) (I/F) (1)	9,458,818
46,217,042	Federal National Mortgage Association (08-13-SB), 5.978%, due 03/25/38 (I/O) (I/F) (1)	4,353,363
64,591,481	Federal National Mortgage Association (08-23-SB), 6.588%, due 04/25/38 (I/O) (I/F) (1)	8,437,785
21,840,413	Federal National Mortgage Association (08-35-SD), 6.188%, due 05/25/38 (I/O) (I/F) (1)	2,396,933
103,872,874	Federal National Mortgage Association (08-66-SG), 5.808%, due 08/25/38 (I/O) (I/F) (1)	10,417,587
55,006,374	Federal National Mortgage Association (08-68-SA), 5.708%, due 08/25/38 (I/O) (I/F) (1)	5,446,649
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	8,150,139
78,183,713	Federal National Mortgage Association (09-3-SH), 5.188%, due 06/25/37 (I/O) (I/F) (1)	7,121,528
22,827,224	Federal National Mortgage Association (09-47-SV), 6.488%, due 07/25/39 (I/O) (I/F) (1)	2,224,454
55,661,305	Federal National Mortgage Association (09-51-SA), 6.488%, due 07/25/39 (I/O) (I/F) (1)	6,268,203
30,086,335	Federal National Mortgage Association (09-6-SD), 5.288%, due 02/25/39 (I/O) (I/F) (1)	2,188,447
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	18,793,528
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	25,238,284
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	31,976,657
19,915,269	Federal National Mortgage Association (09-72-JS), 6.988%, due 09/25/39 (I/O) (I/F) (1)	2,092,959
48,912,183	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39	43,872,419
35,324,472	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39	31,968,139
466,092	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (1)	482,846
2,750,345	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	2,401,346
905,743	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	972,522
159,821	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	174,642
35,500,000	Federal National Mortgage Association Whole Loans (04-W10-A5), 5.5%, due 08/25/34 (PAC)	37,480,233

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$7,058,734	Federal National Mortgage Association Whole Loans (04-W4-A7), 5.5%, due 06/25/34	$7,311,304
7,663,129	First Horizon Alternative Mortgage Securities (05-FA9-A5), 5.5%, due 12/25/35	7,204,793
1,193,328	Government National Mortgage Association (02-41-SB), 5.744%, due 06/20/32 (I/O) (I/F) (1)	160,951
1,519,330	Government National Mortgage Association (02-76-SG), 7.344%, due 10/16/29 (I/O) (I/F) (1)	256,980
3,237,763	Government National Mortgage Association (03-42-SH), 6.294%, due 05/20/33 (I/O) (I/F) (1)	458,410
1,257,525	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	903,327
38,963,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.085%, due 07/10/38 (1)	40,516,482
45,091,600	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	45,254,917
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36 (1)	15,398,961
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36 (1)	13,228,478
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36 (1)	13,568,927
20,441,934	GSR Mortgage Loan Trust (06-1F-3A1), 0.863%, due 02/25/36 (1)	13,315,572
18,300,000	GSR Mortgage Loan Trust (06-2F-2A17), 5.75%, due 02/25/36 (PAC)	15,011,799
38,464,803	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	29,905,542
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	33,602,772
3,047,668	Harborview Mortgage Loan Trust (04-10-3A1A), 3.524%, due 01/19/35 (1)	2,263,753
17,741,536	Homebanc Mortgage Trust (05-3-A1), 0.503%, due 06/25/35 (1)	14,699,558
27,606,730	Household Home Equity Loan Trust (06-2-A1), 0.406%, due 03/20/36 (1)	24,507,983
17,083,975	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.387%, due 11/25/35 (1)	13,633,475
13,144,634	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.837%, due 06/25/35 (1)	9,601,509
13,908,003	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 5.764%, due 08/25/36 (1)	8,466,053
24,739,312	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 5.727%, due 07/25/37 (1)	13,930,872
17,652,232	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 5.449%, due 05/25/37 (1)	10,146,636
22,308,608	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.513%, due 05/25/37 (1)	13,126,963
31,572,981	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (1)	24,481,658
15,351,343	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.915%, due 03/25/37 (1)	8,358,952
12,898,230	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36 (2)	9,385,477
19,699,104	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/25/36 (2)	16,129,642
27,700,000	JP Morgan Chase Commercial Mortgage Securities Corp. (07-LDPX-A3), 5.42%, due 01/15/49	26,703,468
31,103,804	JP Morgan Mortgage Trust (05-S2-2A15), 6%, due 09/25/35	27,992,310

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	$21,166,580
7,085,765	Lehman Mortgage Trust (05-1-4A3), 0.613%, due 11/25/35 (1)	5,288,393
2,576,642	Lehman Mortgage Trust (05-1-4A4), 18.941%, due 11/25/35 (I/F) (1)	2,622,044
9,093,688	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	8,792,872
9,670,212	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	6,295,782
10,346,721	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21	9,679,035
12,500,000	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36	9,853,020
17,418,278	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	15,423,342
5,623,488	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	4,122,554
15,949,222	Lehman XS Trust (07-14H-A211), 0.731%, due 07/25/47 (1)	7,694,109
12,782,599	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	11,111,900
1,771,469	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	1,794,015
18,411,884	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.602%, due 03/25/36 (1)	11,510,237
12,935,000	Morgan Stanley Capital I (07-T27-A4), 5.802%, due 06/11/42 (1)	13,565,563
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49	24,694,734
16,925,469	Morgan Stanley Mortgage Loan Trust (05-10-2A1), 5.722%, due 12/25/35 (1)	13,201,866
31,667,771	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36 (1)	18,486,856
65,926,383	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (1)	53,794,379
30,279,018	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (1)	24,772,639
64,911,672	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35 (2)	59,946,253
17,397,170	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37 (2)	12,650,109
36,149,700	Residential Accredit Loans, Inc. (05-QS11-A1), 5.5%, due 07/25/35	29,400,291
7,027,464	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,179,438
13,728,605	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36	8,515,955
28,675,373	Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36	17,659,476
12,416,000	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37	7,546,913
20,000,000	Residential Asset Securitization Trust (05-A15-1A2), 5.75%, due 02/25/36 (PAC)	15,607,236
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	22,359,906
11,318,103	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36	9,876,812
17,487,000	Residential Funding Mortgage Securities I (06-S4-A5), 6%, due 04/25/36 (PAC)	14,125,937
11,500,000	Residential Funding Mortgage Securities I (06-S5-A12), 6%, due 06/25/36 (PAC)	8,986,849
7,270,872	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	6,147,674
30,000,000	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37	24,311,247
20,000,000	Residential Funding Mortgage Securities I (07-S3-1A6), 5.5%, due 03/25/37	14,408,100
23,480,888	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.999%, due 01/25/36 (1)	17,951,979
11,772,251	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 5.934%, due 04/25/36 (1)	8,134,955
1,742,618	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,776,270

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$8,645,000	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 6.072%, due 08/15/39 (1)	$9,424,018
22,845,275	WaMu Mortgage Pass Through Certificates (07-HY5-2A3), 5.649%, due 06/25/37 (1)	17,317,612
6,018,987	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	4,876,936
8,059,892	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.863%, due 07/25/36 (1)	4,048,065
5,926,241	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.863%, due 07/25/36 (1)	2,725,409
50,547,435	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	39,948,209
13,149,503	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	9,500,148
88,771	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	90,200
38,000,000	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	29,835,347
7,041,151	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36 (1)	6,192,469
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	17,378,342
22,339,351	Wells Fargo Mortgage Backed Securities Trust (07-10-1A36), 6%, due 07/25/37	19,143,801
11,377,924	Wells Fargo Mortgage Backed Securities Trust (07-10-1A9), 6%, due 07/25/37 (1)	9,634,145
7,379,784	Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37	6,251,268

	Total Collateralized Mortgage Obligations (Cost: $3,643,218,875)	3,832,773,640

	U.S. Government Agency Obligations (20.8%)
1,505,314	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.753%, due 11/01/34 (1)	1,566,625
16,885	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (1)	17,369
101,560	Federal Home Loan Mortgage Corp., Pool #755363, 3.183%, due 09/01/30 (1)	105,112
134,098	Federal Home Loan Mortgage Corp., Pool #789924, 2.861%, due 11/01/32 (1)	137,995
6,979	Federal Home Loan Mortgage Corp., Pool #846317, 3.006%, due 08/01/26 (1)	7,071
66,924	Federal Home Loan Mortgage Corp., Pool #846510, 2.961%, due 04/01/25 (1)	70,102
123,410	Federal Home Loan Mortgage Corp., Pool #846732, 3.025%, due 01/01/30 (1)	126,280
31,085,161	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	32,249,885

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$83,388,695	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	$86,513,169
86,692	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	92,608
82,562	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	88,196
226,086	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	241,513
158,432	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	169,243
447,542	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	483,346
2,132,454	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,219,019
3,476,463	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	3,664,372
9,167,746	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	9,846,732
10,993,296	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	11,587,503
11,145,031	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	12,029,007
79,262	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	86,436
23,042,172	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	24,850,982
24,353,575	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	26,265,331
34,412,942	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	36,157,248
20,789,121	Federal Home Loan Mortgage Corp., Pool #H09166, 5%, due 05/01/38	21,373,166
3,497,694	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	3,696,643
17,469,362	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	18,319,902
23,962,191	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	24,787,389
50,745	Federal National Mortgage Association, Pool #124410, 2.767%, due 07/01/22 (1)	51,860
177,540	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	184,330
556,152	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	597,830
1,536,089	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	1,632,575
38,750,732	Federal National Mortgage Association, Pool #257014, 6%, due 12/01/37	40,966,887
13,641,370	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	14,246,774
39,656,326	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	41,498,177
1,304	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	1,322
24,145,562	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	25,820,781
51,461	Federal National Mortgage Association, Pool #348025, 3.045%, due 06/01/26 (1)	51,894
5,709,580	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	5,919,655
252,829	Federal National Mortgage Association, Pool #655819, 2.79%, due 08/01/32 (1)	266,320
88,825	Federal National Mortgage Association, Pool #661856, 3.194%, due 10/01/32 (1)	88,778
1,884,222	Federal National Mortgage Association, Pool #671133, 5.203%, due 02/01/33 (1)	1,973,756
313,490	Federal National Mortgage Association, Pool #672272, 2.855%, due 12/01/32 (1)	325,394
718,582	Federal National Mortgage Association, Pool #676766, 2.828%, due 01/01/33 (1)	745,314
519,210	Federal National Mortgage Association, Pool #687847, 2.618%, due 02/01/33 (1)	539,221

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2010

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$1,925,346	Federal National Mortgage Association, Pool #692104, 5.042%, due 02/01/33 (1)	$2,010,233
1,312,571	Federal National Mortgage Association, Pool #699866, 2.507%, due 04/01/33 (1)	1,333,099
753,301	Federal National Mortgage Association, Pool #704454, 3.272%, due 05/01/33 (1)	773,109
851,436	Federal National Mortgage Association, Pool #708820, 4.51%, due 06/01/33 (1)	890,521
2,823,050	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	2,946,087
865,614	Federal National Mortgage Association, Pool #728824, 3.908%, due 07/01/33 (1)	880,572
3,601,693	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	3,799,990
179,812	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	191,689
1,229,536	Federal National Mortgage Association, Pool #821915, 2.926%, due 06/01/35 (1)	1,273,344
7,679,306	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	8,490,804
16,053,193	Federal National Mortgage Association, Pool #922497, 6%, due 04/01/37	16,972,404
38,645,687	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	39,725,351
38,454,490	Federal National Mortgage Association, Pool #957876, 4.879%, due 05/01/18 (1)	39,422,582
31,086,146	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	32,509,101
14,332,085	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	15,148,845
29,196,775	Federal National Mortgage Association, Pool #995195, 5%, due 04/01/38	30,112,824
33,488,530	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	36,092,372
42,627,163	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	45,054,689
19,342,785	Federal National Mortgage Association, Pool #995745, 6.5%, due 01/01/49	20,779,592
63,291,806	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	67,782,490
42,697,094	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	45,721,018
23,137,455	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	24,353,838
24,013,675	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	24,718,199
29,406,267	Federal National Mortgage Association, Pool #AD0222, 5%, due 06/01/39	30,328,889
53,145,881	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	54,705,100
46,637,492	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (1)	47,408,259
101,315	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	109,813
111,301	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,637
990,504	Government National Mortgage Association II, Pool #80963, 3.625%, due 07/20/34 (1)	1,019,178

	Total U.S. Government Agency Obligations (Cost: $1,024,454,959)	1,046,337,741

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Treasury Notes (1.3%)
$23,515,000	U.S. Treasury Note, 3.375%, due 11/15/19	$23,026,329
40,000,000	U.S. Treasury Note, 3.75%, due 11/15/18	40,856,250

	Total U.S. Treasury Notes (Cost: $63,158,803)	63,882,579

	Total Fixed Income Securities (Cost: $4,730,832,637) (98.4%)	4,942,993,960

Number of Shares	Money Market Investments (1.7%)
85,000,000	Fidelity Institutional Money Market Fund, 0.15%	85,000,000

	Total Money Market Investments (Cost: $85,000,000)	85,000,000

Principal Amount	Short-Term Investments

$23,338,650	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $23,825,000, U.S. Treasury Bill, 0.21%, due 09/02/10, valued at $23,808,323) (Total Amount to be Received Upon Repurchase $23,338,670)	23,338,650

	Total Short-Term Investments (Cost: $23,338,650) (0.4%)	23,338,650

	Total Investments (Cost: $4,839,171,287) (100.5%)	5,051,332,610
	Liabilities in Excess of Other Assets (– 0.5%)	(26,092,810)

	Net Assets (100.0%)	$5,025,239,800

Notes to the Schedule of Investments:

I/F - InverseFloating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - InterestOnly Security.
PAC - PlannedAmortization Class.
P/O - PrincipalOnly Security.
TAC - TargetAmortization Class.
(1)  Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2010.
(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $112,584,354 or 2.2%
of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	45.4%
U.S. Government Agency Obligations	51.7
U.S. Government Obligations	1.3
Short-Term Investments	2.1

Total	100.5%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2010

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund	TCW High Yield Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$170,093	$236,250		$447,965	$144,758
Foreign currency, at value	—	639	(2)	—	—
Cash	—	4,523		6,501	—
Receivable for Securities Sold	—	12,111		28,030	2,437
Receivable for Fund Shares Sold	—	537		6,623	651
Interest and Dividends Receivable	1,162	1,942		7,191	3,320

Total Assets	171,255	256,002		496,310	151,166

LIABILITIES
Distributions Payable	18	159		394	75
Payable for Securities Purchased	9,892	11,952		41,048	5,689
Payable for Fund Shares Redeemed	—	210		3,076	103
Accrued Directors’ Fees and Expenses	7	7		7	7
Accrued Compliance Expense	4	1		1	1
Accrued Management Fees	14	53		234	66
Accrued Distribution Fees	—	13		28	12
Other Accrued Expenses	45	36		25	43

Total Liabilities	9,980	12,431		44,813	5,996

NET ASSETS	$161,275	$243,571		$451,497	$145,170

NET ASSETS CONSIST OF:
Paid-in Capital	$160,946	$224,945		$428,455	$161,625
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	(38)	8,349		12,618	(24,200)
Unrealized Appreciation of Investments and Foreign Currency	—	10,613		10,924	7,925
Undistributed (Overdistributed) Net Investment Income	367	(336)		(500)	(180)

NET ASSETS	$161,275	$243,571		$451,497	$145,170

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$161,275	$175,676		$279,719	$82,730

N Class Share		$67,895		$171,778	$62,440

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	161,278,187	16,542,191		33,542,165	13,115,414

N Class Share		6,383,997		16,092,334	9,848,375

NET ASSET VALUE PER SHARE: (4)
I Class Share	$1.00	$10.62		$8.34	$6.31

N Class Share		$10.64		$10.67	$6.34

(1)	The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund at April 30, 2010 was $170,093, $225,615, $437,089 and $136,833, respectively.
(2)	The identified cost at April 30, 2010 was $660.
(3)	The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Income Fund is 2,000,000,000 for each of the I Class and N Class shares and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2010

	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$57,481	$5,051,332
Cash	783	—
Receivable for Securities Sold	106	172
Receivable for Fund Shares Sold	10	20,882
Interest and Dividends Receivable	169	26,263

Total Assets	58,549	5,098,649

LIABILITIES
Distributions Payable	152	8,736
Payable for Securities Purchased	2,023	24,595
Payable for Fund Shares Redeemed	21	38,144
Accrued Directors’ Fees and Expenses	7	7
Accrued Compliance Expense	— (2)	13
Accrued Management Fees	9	1,484
Accrued Distribution Fees	—	394
Other Accrued Expenses	17	36

Total Liabilities	2,229	73,409

NET ASSETS	$56,320	$5,025,240

NET ASSETS CONSIST OF:
Paid-in Capital	$63,973	$4,498,568
Accumulated Net Realized Gain (Loss) on Investments	(272)	305,506
Unrealized Appreciation (Depreciation) of Investments	(7,312)	212,161
Undistributed (Overdistributed) Net Investment Income	(69)	9,005

NET ASSETS	$56,320	$5,025,240

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$56,320	$3,160,007

N Class Share		$1,865,233

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	6,357,838	313,849,547

N Class Share		179,143,765

NET ASSET VALUE PER SHARE: (4)
I Class Share	$8.86	$10.07

N Class Share		$10.41

(1)	The identified cost for the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2010 was $64,793 and $4,839,171, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2010

	TCW Money Market Fund	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW High Yield Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$—	$1	$—	$10	(1)
Interest	304	8,291	8,168	6,816

Total	304	8,292	8,168	6,826

Expenses:
Management Fees	238	538	740	533
Accounting Services Fees	15	28	15	14
Administration Fees	19	33	13	12
Transfer Agent Fees:
I Class	9	17	26	13
N Class	—	16	6	15
Custodian Fees	15	30	35	12
Professional Fees	17	24	17	17
Directors’ Fees and Expenses	11	11	11	11
Registration Fees:
I Class	14	13	24	21
N Class	—	6	24	28
Distribution Fees:
N Class	—	88	63	76
Compliance Expense	—	2	3	2
Shareholder Reporting Expense	3	2	1	6
Other	15	22	18	17

Total	356	830	996	777
Less Expenses Borne by Investment Advisor:
I Class	143	101	—	—
N Class	—	25	—	21

Net Expenses	213	704	996	756

Net Investment Income	91	7,588	7,172	6,070

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	1	7,601	11,126	8,775
Foreign Currency	—	(1)	(66)	—	(2)
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(4,167)	6,841	(97)
Foreign Currency	—	(22)	48	—

Net Realized and Unrealized Gain (Loss) on Investments	1	3,411	17,949	8,678

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92	$10,999	$25,121	$14,748

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW High Yield Bond Fund was less than $1.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2010

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$1,146		$273,626

Total	1,146		273,626

Expenses:
Management Fees	134		17,806
Accounting Services Fees	4		792
Administration Fees	7		612
Transfer Agent Fees:
I Class	5		598
N Class	—		401
Custodian Fees	8		56
Professional Fees	19		138
Directors’ Fees and Expenses	11		11
Registration Fees:
I Class	6		100
N Class	—		105
Distribution Fees:
N Class	—		2,968
Compliance Expense	—	(1)	62
Shareholder Reporting Expense	1		62
Other	7		460

Total	202		24,171
Less Expenses Borne by Investment Advisor:
I Class	84		3,549
N Class	—		1,392

Net Expenses	118		19,230

Net Investment Income	1,028		254,396

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	(6)		304,397
Change in Unrealized Appreciation (Depreciation) on Investments	2,373		(365,338)

Net Realized and Unrealized Gain (Loss) on Investments	2,367		(60,941)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,395		$193,455

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$91	$3,623	$7,588	$14,457
Net Realized Gain on Investments and Foreign Currency Transactions	1	162	7,600	3,415
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	—	—	(4,189)	20,426

Increase in Net Assets Resulting from Operations	92	3,785	10,999	38,298

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(95)	(3,768)	(6,433)	(6,884)
N Class	—	—	(2,437)	(7,062)
Distributions from Net Realized Gain:
I Class	—	—	(1,739)	(139)
N Class	—	—	(704)	(325)

Total Distributions to Shareholders	(95)	(3,768)	(11,313)	(14,410)

NET CAPITAL SHARE TRANSACTIONS
I Class	(53,414)	(590,560)	(51,484)	184,834
N Class	—	—	(8,461)	(19,119)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(53,414)	(590,560)	(59,945)	165,715

Increase (Decrease) in Net Assets	(53,417)	(590,543)	(60,259)	189,603
NET ASSETS
Beginning of Period	214,692	805,235	303,830	114,227

End of Period	$161,275	$214,692	$243,571	$303,830

Undistributed (Overdistributed) Net Investment Income	$367	$371	$(336)	$946

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$7,172	$3,085	$6,070	$9,347
Net Realized Gain on Investments and Foreign Currency Transactions	11,060	1,407	8,775	2,034
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	6,889	11,295	(97)	26,460

Increase in Net Assets Resulting from Operations	25,121	15,787	14,748	37,841

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(5,209)	(3,139)	(3,412)	(6,191)
N Class	(1,862)	(178)	(2,475)	(3,072)
Distributions from Net Realized Gain:
I Class	(207)	—	—	—
N Class	(23)	—	—	—

Total Distributions to Shareholders	(7,301)	(3,317)	(5,887)	(9,263)

NET CAPITAL SHARE TRANSACTIONS
I Class	164,741	70,570	(714)	18,957
N Class	154,284	11,028	5,702	27,099
Redemption Fees (Note 2)	—	6	—	—

Increase in Net Assets Resulting from Net Capital Shares Transactions	319,025	81,604	4,988	46,056

Increase in Net Assets	336,845	94,074	13,849	74,634
NET ASSETS
Beginning of Period	114,652	20,578	131,321	56,687

End of Period	$451,497	$114,652	$145,170	$131,321

Overdistributed Net Investment Income	$(500)	$(601)	$(180)	$(363)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$1,028	$3,438	$254,396	$531,880
Net Realized Gain (Loss) on Investments	(6)	49	304,397	2,045
Change in Unrealized Appreciation (Depreciation) on Investments	2,373	(3,769)	(365,338)	666,260

Increase (Decrease) in Net Assets Resulting from Operations	3,395	(282)	193,455	1,200,185

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,555)	(3,168)	(198,719)	(328,027)
N Class	—	—	(97,917)	(163,607)

Total Distributions to Shareholders	(1,555)	(3,168)	(296,636)	(491,634)

NET CAPITAL SHARE TRANSACTIONS
I Class	2,536	(20,462)	(4,678,347)	6,338,317
N Class	—	—	(1,446,630)	2,101,000

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	2,536	(20,462)	(6,124,977)	8,439,317

Increase (Decrease) in Net Assets	4,376	(23,912)	(6,228,158)	9,147,868
NET ASSETS
Beginning of Period	51,944	75,856	11,253,398	2,105,530

End of Period	$56,320	$51,944	$5,025,240	$11,253,398

Undistributed (Overdistributed) Net Investment Income	$(69)	$458	$9,005	$51,245

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2010

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 50% of its net assets in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; or money market instruments.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 50% of its net assets in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations; or privately issued mortgage-backed securities rated Aa3 or higher by Moody’s or AA- or higher by S&P; or other obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; or money market instruments.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective
Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations:    Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

TCW Funds, Inc.

April 30, 2010

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The TCW Short Term Bond Fund and the TCW Total Return Bond Fund (except for the U.S. treasury notes which are at Level 1) had all investments at Level 2, with the corresponding industries as represented in the Schedules of Investments.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of April 30, 2010 in valuing the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, and the TCW High Yield Bond Fund investments:

TCW Money Market Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper
Automotive	$—	$999,812	$—	$999,812
Brokers	—	7,000,000	—	7,000,000
Financial Services	—	4,505,477	—	4,505,477
Industrial – Diversified	—	4,489,533	—	4,489,533
Oil & Gas	—	11,993,995	—	11,993,995

Total Commercial Paper	—	28,988,817	—	28,988,817

Corporate Fixed Income Securities
Automotive	—	1,300,026	—	1,300,026
Banking	—	39,345,855	—	39,345,855
Brokers	—	9,541,776	—	9,541,776
Diversified Financial Services – Specialized Finance	—	21,751,518	—	21,751,518
Entertainment & Leisure	—	1,500,303	—	1,500,303
Financial Services	—	33,293,306	—	33,293,306
Heavy Machinery	—	200,575	—	200,575
Industrial – Diversified	—	547,733	—	547,733
Insurance	—	1,275,769	—	1,275,769
Oil & Gas	—	12,661,188	—	12,661,188
Pharmaceuticals	—	3,898,209	—	3,898,209
Retailers	—	4,250,091	—	4,250,091
Telephone Systems	—	4,626,746	—	4,626,746
U.S. Government Agency Obligations	—	2,993,867	—	2,993,867

Total Corporate Fixed Income Securities	—	137,186,962	—	137,186,962

Money Market Fund	3,915,000	—	—	3,915,000

Repurchase Agreements	—	1,845	—	1,845

Total	$3,915,000	$166,177,624	$—	$170,092,624

TCW Funds, Inc.

April 30, 2010

TCW Core Fixed Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$49,008,197	$—	$49,008,197
Asset Backed Securities	—	625,482	—	625,482
Collateralized Mortgage Obligations	—	107,824,913	—	107,824,913
Foreign Government Bonds & Notes	—	3,183,470	—	3,183,470
U.S. Government Agency Obligations	—	10,235,781	—	10,235,781
U.S. Treasury Bonds	11,996,399	—	—	11,996,399
U.S. Treasury Notes	44,121,584	—	—	44,121,584

Total Fixed Income Securities	56,117,983	170,877,843	—	226,995,826

Equity Securities*	27,011	11,055	5	38,071

Short-Term Investments	6,000,000	3,216,512	—	9,216,512

Total	$62,144,994	$174,105,410	$5	$236,250,409

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Airlines	$—	$9,519,000	$—	$9,519,000
Banking	—	108,846,789	—	108,846,789
Beverages, Food & Tobacco	—	10,985,647	—	10,985,647
Building Materials	—	7,349,688	—	7,349,688
Electric Utilities	—	18,014,042	—	18,014,042
Financial Services	—	42,385,178	—	42,385,178
Home Construction, Furnishings & Appliances	—	7,718,985	—	7,718,985
Media – Broadcasting & Publishing	—	9,300,917	—	9,300,917
Metals	—	12,882,500	—	12,882,500
Mining	—	8,932,500	—	8,932,500
Miscellaneous	—	11,682,000	—	11,682,000
Oil & Gas	—	54,566,605	—	54,566,605
Real Estate	—	15,097,610	—	15,097,610
Sovereign Government	—	94,065,934	—	94,065,934
Telephone Systems	—	7,052,500	—	7,052,500
Transportation	—	5,220,000	—	5,220,000

Total Fixed Income Securities	—	423,619,895	—	423,619,895

Short-Term Investments	—	24,344,610	—	24,344,610

Total	$—	$447,964,505	$—	$447,964,505

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$140,016,826	$—	$140,016,826
Equity Securities*	922,236	111,429	91	1,033,756
Short Term Investments	—	3,707,474	—	3,707,474

Total	$922,236	$143,835,729	$91	$144,758,056

*	See Schedule of Investments for corresponding industries.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or out of Level 3	Balance as of April 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of April 30, 2010
TCW Core Fixed Income Fund
Corporate Bonds	$1,052	$0	$0	$0	$(1,052)	$0	$0
Equity Securities	10	0	0	0	(5)	5	0

Total	$1,062	$0	$0	$0	$(1,057)	$5	$0

TCW High Yield Bond Fund
Corporate Bonds	$17,893	$0	$0	$0	$(17,893)	$0	$0
Equity Securities	170	0	0	0	(79)	91	0

Total	$18,063	$0	$0	$0	$(17,972)	$91	$0

Treasury Temporary Guarantee Program:    The Company, on behalf of the TCW Money Market Fund, applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”) on October 1, 2008. The Program expired on September 19, 2009. The cost of this program is outside the expense limitation provided by the Advisor.

Redemption Fees:    Prior to July 1, 2009, the TCW Emerging Markets Income Fund imposed a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on the Statement of Changes in Net Assets. Effective July 1, 2009, the short-term redemption fee was eliminated.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

TCW Funds, Inc.

April 30, 2010

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts:    The TCW Emerging Markets Income Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at April 30, 2010.

Mortgage-Backed Securities:    The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Dollar Roll Transactions:    The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the six months ended April 30, 2010.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements:    All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2010.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at April 30, 2010.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on

TCW Funds, Inc.

April 30, 2010

a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Capital Support Agreement

On September 19, 2008, the Company, on behalf of the TCW Money Market Fund, entered into a capital support agreement, which required, subject to certain conditions and limitations, the Advisor to commit capital to the Fund up to the aggregate limit of $35.5 million, as amended. The agreement was intended to limit the potential losses that the Fund might incur upon the ultimate disposition of the securities specified in the Agreement.

The agreement expired on August 31, 2009 and the covered securities under the agreement fully matured without any losses.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At April 30, 2010, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$14,900	$(4,473)	$10,427	$225,823
TCW Emerging Markets Income Fund	13,028	(1,499)	11,529	436,436
TCW High Yield Bond Fund	9,500	(1,820)	7,680	137,078
TCW Short Term Bond Fund	624	(7,936)	(7,312)	64,793
TCW Total Return Bond Fund	406,943	(194,782)	212,161	4,839,171

Note: The aggregate cost for investments for the TCW Money Market Fund as of April 30, 2010, is the same for financial reporting and federal income tax purposes.

The Funds did not have any unrecognized tax benefits at April 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2010. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%	*
TCW Core Fixed Income Fund	0.40%
TCW Emerging Markets Income Fund	0.75%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50%	*
TCW Total Return Bond Fund	0.50%

*	The Advisor waived 0.15% of the management fee for the period ending April 30, 2010.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Money Market Fund
I Class	0.40%	(1)
TCW Core Fixed Income Fund
I Class	0.44%	(1)
N Class	0.78%	(1)
TCW Emerging Markets Income Fund
I Class	1.30%	(2)
N Class	1.30%	(2)
TCW High Yield Bond Fund
I Class	1.20%	(2)
N Class	1.20%	(2)

TCW Funds, Inc.

April 30, 2010

TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.44%	(1)
N Class	0.74%	(1)

(1)	These limitations are voluntary and terminable in a sixty days notice.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2010. These limitations are voluntary and terminable in a six months notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2010, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$49,469	$210,253	$171,685	$83,403
TCW Emerging Markets Income Fund	489,857	202,170	—	—
TCW High Yield Bond Fund	126,153	122,095	—	—
TCW Short Term Bond Fund	1,118	6,853	5,401	481
TCW Total Return Bond Fund	369,493	2,287,479	1,126,084	4,778,894

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Money Market Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	461,249,301	$461,249	2,013,487,426	$2,013,487
Shares Issued upon Reinvestment of Dividends	85,941	86	1,720,943	1,721
Shares Redeemed	(514,749,465)	(514,749)	(2,605,768,000)	(2,605,768)

Net Decrease	(53,414,223)	$(53,414)	(590,559,631)	$(590,560)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Core Fixed Income Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,641,637	$133,881	20,291,348	$206,771
Shares Issued upon Reinvestment of Dividends	749,158	7,862	478,294	4,826
Shares Redeemed	(18,300,071)	(193,227)	(2,604,561)	(26,763)

Net Increase (Decrease)	(4,909,276)	$(51,484)	18,165,081	$184,834

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,215,578	$44,533	5,742,403	$58,425
Shares Issued upon Reinvestment of Dividends	333,702	3,509	720,511	7,187
Shares Redeemed	(5,385,850)	(56,503)	(8,087,303)	(84,731)

Net Decrease	(836,570)	$(8,461)	(1,624,389)	$(19,119)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	27,478,800	$222,462	12,157,372	$85,301
Shares Issued upon Reinvestment of Dividends	600,779	4,780	379,365	2,374
Shares Redeemed	(7,947,408)	(62,501)	(2,702,263)	(17,099)

Net Increase	20,132,171	$164,741	9,834,474	$70,576

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	15,938,651	$166,299	1,367,122	$12,890
Shares Issued upon Reinvestment of Dividends	168,065	1,750	13,914	112
Shares Redeemed	(1,319,917)	(13,765)	(253,943)	(1,974)

Net Increase	14,786,799	$154,284	1,127,093	$11,028

TCW High Yield Bond Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,514,411	$33,531	13,830,222	$67,633
Shares Issued upon Reinvestment of Dividends	577,117	3,504	1,020,786	5,082
Shares Redeemed	(6,188,910)	(37,749)	(10,657,663)	(53,758)

Net Increase (Decrease)	(97,382)	$(714)	4,193,345	$18,957

TCW Funds, Inc.

April 30, 2010

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,543,978	$88,689	18,290,940	$94,425
Shares Issued upon Reinvestment of Dividends	477,429	2,907	543,746	2,744
Shares Redeemed	(14,092,690)	(85,894)	(13,323,775)	(70,070)

Net Increase	928,717	$5,702	5,510,911	$27,099

TCW Short Term Bond Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,260,320	$54,341	211,286	$1,775
Shares Issued upon Reinvestment of Dividends	141,560	1,209	395,705	3,366
Shares Redeemed	(6,107,535)	(53,014)	(3,033,384)	(25,603)

Net Increase (Decrease)	294,345	$2,536	(2,426,393)	$(20,462)

TCW Total Return Bond Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	147,548,925	$1,492,255	750,042,082	$7,229,884
Shares Issued upon Reinvestment of Dividends	13,937,545	140,544	20,032,246	192,084
Shares Redeemed	(622,487,390)	(6,311,146)	(111,818,653)	(1,083,651)

Net Increase (Decrease)	(461,000,920)	$(4,678,347)	658,255,675	$6,338,317

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	75,546,781	$789,841	273,542,140	$2,733,149
Shares Issued upon Reinvestment of Dividends	10,330,357	107,468	14,087,563	139,051
Shares Redeemed	(223,918,581)	(2,343,939)	(78,374,879)	(771,200)

Net Increase (Decrease)	(138,041,443)	$(1,446,630)	209,254,824	$2,101,000

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2010.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Contingencies

In 2004, a committee representing asbestos claimants (the “Committee”) in the bankruptcy of G-I Holdings, Inc. (“G-I”) filed suit against Building Materials Corporation of America (“BMCA”), certain of its bondholders and others (the “Complaint”). In 2006, the Complaint was amended to name additional bondholders as defendants, including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the “Bondholder Funds”). The plaintiff sought to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I to BMCA, and to invalidate a lien that BMCA granted in its assets to bondholders in 2004. The proceedings in this action have been stayed a number of times, primarily to permit the Committee and G-I to negotiate a plan of reorganization (“Plan”) for G-I. On November 12, 2009, the Plan was approved by the bankruptcy court and federal district court that provides for a release of the claims under the Complaint against the bondholders, including the Bondholder Funds, and for dismissal of the Complaint with prejudice. In late December 2009, the Federal 3rd Circuit Court of Appeals granted the application of the U.S. Internal Revenue Service (“IRS”) for a temporary stay of implementation of the Plan pending the appeal by the IRS of certain provisions of the Plan.

Nothing in the Complaint in this litigation alleges that any improper activity took place in the Bondholder Funds. It is possible that these matters could lead to a decrease in the market value of the shares or other adverse consequences to the Bondholder Funds. However, the Advisor believes that these matters are not likely to have a material adverse effect on the Bondholder Funds or on the Advisor’s ability to perform its investment advisory services relating to the Funds. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated. The information provided is as of the date of this report.

Note 11 — Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

TCW Money Market Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008		2007	2006	2005
Net Asset Value per Share, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.0005		0.0084	0.0278		0.0497	0.0447	0.0252
Net Realized and Unrealized Gain on Investments	—	(2)	0.0052	(0.0014)		—	—	—

Total from Investment Operations	0.0005		0.0136	0.0264		0.0497	0.0447	0.0252

Less Distributions:
Distributions from Net Investment Income	(0.0005)		(0.0088)	(0.0277)		(0.0497)	(0.0447)	(0.0252)
Capital Support Agreement (3)	N/A		(0.0048)	0.0013		N/A	N/A	N/A

Net Asset Value per Share, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.05	% (4)	0.60%	2.99	% (5)	5.09%	4.56%	2.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$161,275		$214,692	$805,235		$671,428	$564,916	$605,886
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.37	% (6)	0.52%	0.31%		0.33%	0.32%	0.34%
After Expense Reimbursement	0.22	% (6)	0.44%	0.30%		N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.09	% (6)	0.85%	2.77%		4.97%	4.45%	2.52%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.0001 per share.
(3)	See Note 3.
(4)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(5)	Capital Support Agreement had no impact on the total return for the period.
(6)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$10.59		$9.35	$9.76	$9.70	$9.69	$10.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.78	0.48	0.42	0.38	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.17		1.17	(0.38)	0.10	0.07	(0.36)

Total from Investment Operations	0.47		1.95	0.10	0.52	0.45	0.03

Less Distributions:
Distributions from Net Investment Income	(0.35)		(0.68)	(0.51)	(0.46)	(0.44)	(0.51)
Distributions from Net Realized Gain	(0.09)		(0.03)	—	—	—	—

Total Distributions	(0.44)		(0.71)	(0.51)	(0.46)	(0.44)	(0.51)

Net Asset Value per Share, End of Period	$10.62		$10.59	$9.35	$9.76	$9.70	$9.69

Total Return	4.52	% (2)	21.65%	0.94%	5.46%	4.74%	0.26%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$175,676		$227,101	$30,721	$29,005	$36,478	$43,945
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.54	% (3)	0.62%	0.66%	0.67%	0.79%	0.81%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.50%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.72	% (3)	7.72%	4.87%	4.38%	3.95%	3.90%
Portfolio Turnover Rate	85.07	% (2)	121.57%	81.45%	76.69%	90.58%	97.60%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$10.63		$9.44	$9.86	$9.79	$9.78	$10.25

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.75	0.46	0.40	0.36	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.18		1.19	(0.37)	0.09	0.06	(0.36)

Total from Investment Operations	0.46		1.94	0.09	0.49	0.42	0.01

Less Distributions:
Distributions from Net Investment Income	(0.36)		(0.72)	(0.51)	(0.42)	(0.41)	(0.48)
Distributions from Net Realized Gain	(0.09)		(0.03)	—	—	—	—

Total Distributions	(0.45)		(0.75)	(0.51)	(0.42)	(0.41)	(0.48)

Net Asset Value per Share, End of Period	$10.64		$10.63	$9.44	$9.86	$9.79	$9.78

Total Return	4.38	% (2)	21.31%	0.73%	5.17%	4.44%	0.01%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,895		$76,729	$83,506	$114,860	$17,821	$17,432
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.83	% (3)	0.85%	0.83%	0.82%	1.08%	1.10%
After Expense Reimbursement	0.76	% (3)	0.74%	0.73%	0.76%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.42	% (3)	7.45%	4.58%	4.10%	3.67%	3.61%
Portfolio Turnover Rate	85.07	% (2)	121.57%	81.45%	76.69%	90.58%	97.60%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$7.60		$5.41	$7.66	$7.99	$8.03	$7.98

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.29		0.52	0.43	0.55	0.40	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.72		2.32	(1.92)	(0.03)	0.24	0.25

Total from Investment Operations	1.01		2.84	(1.49)	0.52	0.64	0.80

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.65)	(0.47)	(0.42)	(0.45)	(0.46)
Distributions from Net Realized Gain	(0.01)		—	(0.29)	(0.43)	(0.23)	(0.28)

Total Distributions	(0.27)		(0.65)	(0.76)	(0.85)	(0.68)	(0.74)

Redemption Fees	—		— (2)	— (2)	— (2)	— (2)	(0.01)

Net Asset Value per Share, End of Period	$8.34		$7.60	$5.41	$7.66	$7.99	$8.03

Total Return	13.56	% (3)	56.09%	(21.46)%	6.79%	8.31%	10.06%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$279,719		$101,959	$19,349	$34,559	$50,779	$69,810
Ratio of Expenses to Average Net Assets	0.93	% (4)	1.17%	1.24%	1.25%	1.17%	1.16%
Ratio of Net Investment Income to Average Net Assets	7.32	% (4)	7.70%	5.99%	7.03%	4.97%	6.83%
Portfolio Turnover Rate	100.03	% (3)	196.54%	156.72%	146.82%	149.79%	92.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$9.72		$6.89	$9.67	$9.77	$9.08	$8.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37		0.73	0.54	0.64	0.48	6.40
Net Realized and Unrealized Gain (Loss) on Investments	0.90		2.89	(2.45)	(0.02)	0.21	(5.62)

Total from Investment Operations	1.27		3.62	(1.91)	0.62	0.69	0.78

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.79)	(0.58)	(0.29)	—	—
Distributions from Net Realized Gain	(0.01)		—	(0.29)	(0.43)	—	—

Total Distributions	(0.32)		(0.79)	(0.87)	(0.72)	—	—

Net Asset Value per Share, End of Period	$10.67		$9.72	$6.89	$9.67	$9.77	$9.08

Total Return	13.33	% (2)	55.80%	(21.51)%	6.56%	7.60%	9.40%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$171,778		$12,693	$1,229	$1,256	$31	$— (3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.24	% (4)	2.41%	1.97%	2.63%	353.50%	899.58%
After Expense Reimbursement	N/A		1.30%	1.36%	1.46%	1.36%	1.47%
Ratio of Net Investment Income to Average Net Assets	7.14	% (4)	7.94%	5.94%	6.58%	4.97%	6.83%
Portfolio Turnover Rate	100.03	% (2)	196.54%	156.72%	146.82%	149.79%	92.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Amount rounds to less than $1 (in thousands).
(4)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$5.93		$4.56	$6.74	$6.85	$6.83	$7.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26		0.51	0.47	0.49	0.49	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.38		1.36	(2.14)	(0.07)	0.06	(0.39)

Total from Investment Operations	0.64		1.87	(1.67)	0.42	0.55	0.13

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.50)	(0.51)	(0.53)	(0.53)	(0.56)

Net Asset Value per Share, End of Period	$6.31		$5.93	$4.56	$6.74	$6.85	$6.83

Total Return	10.96	% (2)	43.47%	(26.41)%	6.27%	8.41%	1.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$82,730		$78,299	$41,109	$56,835	$109,167	$146,266
Ratio of Expenses to Average Net Assets	0.96	% (3)	1.04%	1.03%	0.93%	0.91%	0.88%
Ratio of Net Investment Income to Average Net Assets	8.70	% (3)	10.05%	7.66%	7.00%	7.18%	7.26%
Portfolio Turnover Rate	89.21	% (2)	106.35%	113.03%	91.99%	87.48%	97.52%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$5.94		$4.57	$6.78	$6.90	$6.87	$7.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.25		0.50	0.46	0.47	0.49	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.39		1.35	(2.16)	(0.07)	0.05	(0.43)

Total from Investment Operations	0.64		1.85	(1.70)	0.40	0.54	0.09

Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.48)	(0.51)	(0.52)	(0.51)	(0.52)

Net Asset Value per Share, End of Period	$6.34		$5.94	$4.57	$6.78	$6.90	$6.87

Total Return	10.80	% (2)	43.27%	(26.63)%	5.96%	8.15%	1.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$62,440		$53,022	$15,578	$22,146	$50,318	$40,862
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.27	% (3)	1.29%	1.30%	1.20%	1.20%	1.25%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	N/A	N/A	1.24%
Ratio of Net Investment Income to Average Net Assets	8.34	% (3)	9.75%	7.46%	6.71%	7.18%	7.25%
Portfolio Turnover Rate	89.21	% (2)	106.35%	113.03%	91.99%	87.48%	97.52%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006		2005
Net Asset Value per Share, Beginning of Period	$8.57		$8.93	$9.47	$9.46	$9.44		$9.53

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.40	0.47	0.46	0.35		0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.37		(0.38)	(0.55)	— (2)	0.03		(0.11)

Total from Investment Operations	0.54		0.02	(0.08)	0.46	0.38		0.15

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.38)	(0.46)	(0.45)	(0.36)		(0.24)

Net Asset Value per Share, End of Period	$8.86		$8.57	$8.93	$9.47	$9.46		$9.44

Total Return	6.43	% (3)	0.35%	(0.88)%	4.95%	4.08%		1.55%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$56,320		$51,944	$75,856	$114,181	$108,605		$71,969
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.75	% (4)	0.74%	0.49%	0.63%	0.66%		0.80%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.49%		0.65%
Ratio of Total Expenses to Average Net Assets	N/A		N/A	N/A	N/A	0.51	% (5)	N/A
Ratio of Net Investment Income to Average Net Assets	3.85	% (4)	4.76%	5.06%	4.80%	3.74%		2.76%
Portfolio Turnover Rate	13.42	% (3)	21.40%	27.24%	43.18%	42.09%		38.30%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	Includes interest expense on reverse repurchase agreement.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$10.21		$9.21	$9.55	$9.47	$9.40	$9.64

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36		1.01	0.65	0.48	0.46	0.49
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)		0.85	(0.45)	0.09	0.06	(0.26)

Total from Investment Operations	0.31		1.86	0.20	0.57	0.52	0.23

Less Distributions:
Distributions from Net Investment Income	(0.45)		(0.86)	(0.54)	(0.49)	(0.45)	(0.47)

Net Asset Value per Share, End of Period	$10.07		$10.21	$9.21	$9.55	$9.47	$9.40

Total Return	3.13	% (2)	21.38%	2.08%	6.16%	5.72%	2.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,160,007		$7,907,871	$1,074,374	$580,139	$352,546	$220,671
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.59	% (3)	0.61%	0.59%	0.61%	0.61%	0.64%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	7.24	% (3)	10.47%	6.75%	5.09%	4.86%	5.12%
Portfolio Turnover Rate	22.04	% (2)	15.57%	9.09%	18.29%	21.84%	24.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$10.55		$9.55	$9.89	$9.81	$9.73	$9.95

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36		1.01	0.64	0.47	0.44	0.47
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		0.89	(0.46)	0.09	0.07	(0.26)

Total from Investment Operations	0.30		1.90	0.18	0.56	0.51	0.21

Less Distributions:
Distributions from Net Investment Income	(0.44)		(0.90)	(0.52)	(0.48)	(0.43)	(0.43)

Net Asset Value per Share, End of Period	$10.41		$10.55	$9.55	$9.89	$9.81	$9.73

Total Return	2.97	% (2)	20.98%	1.75%	5.87%	5.42%	2.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,865,233		$3,345,527	$1,031,156	$354,650	$203,481	$153,552
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.86	% (3)	0.87%	0.84%	0.88%	0.88%	0.94%
After Expense Reimbursement	0.74	% (3)	0.74%	0.73%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	6.96	% (3)	10.11%	6.51%	4.80%	4.56%	4.75%
Portfolio Turnover Rate	22.04	% (2)	15.57%	9.09%	18.29%	21.84%	24.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010 (181 days).

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2009 to April 30, 2010)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,000.50	0.22%	$1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22%	1.10

TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,045.20	0.44%	$2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

N Class Shares
Actual	$1,000.00	$1,043.80	0.76%	$3.85
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76%	3.81

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,135.60	0.93%	$4.92
Hypothetical (5% return before expenses)	1,000.00	1,020.18	0.93%	4.66

N Class Shares
Actual	$1,000.00	$1,133.30	1.24%	$6.56
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.24%	6.21

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2009 to April 30, 2010)
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,109.60	0.96%	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,020.03	0.96%	4.81

N Class Shares
Actual	$1,000.00	$1,108.00	1.20%	$6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,064.30	0.44%	$2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,031.30	0.44%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

N Class Shares
Actual	$1,000.00	$1,029.70	0.74%	$3.72
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.74%	3.71

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds

Insight that works for you. TM

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.tcwfunds.com

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributors

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Charles W. Baldiswieler

Director

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Charles W. Baldiswieler

President and Chief Executive Officer

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

George N. Winn

Assistant Treasurer

FUNDsarFI410

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.
EX-99.CERT-Section 302 Certifications (filed herewith).

(a)(3)	Not applicable.

(b)	Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.
EX-99.906.CERT – Section 906 Certification (filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/S/ CHARLES W. BALDISWIELER
Charles W. Baldiswieler
Chief Executive Officer

Date June 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/S/ CHARLES W. BALDISWIELER
Charles W. Baldiswieler
Chief Executive Officer

Date June 30, 2010

By (Signature and Title)

/S/ DAVID S. DEVITO
David S. DeVito
Chief Financial Officer

Date June 30, 2010